EMPOWER FUNDS, INC.
 ("Empower Funds")
Empower Core Strategies: Flexible Bond Fund	Empower Core Strategies: Inflation-Protected Securities Fund
Institutional Class Ticker / MXEDX	Institutional Class Ticker / MXEGX
Investor Class Ticker / MXEWX	Investor Class Ticker / MXEYX
Empower Core Strategies: International Equity Fund	Empower Core Strategies: U.S. Equity Fund
Institutional Class Ticker / MXECX	Institutional Class Ticker / MXEBX
Investor Class Ticker / MXEVX	Investor Class Ticker / MXETX
(the "Fund(s)")
Quarterly Holdings Report

September 30, 2025
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 10.84%
	AASET Trust(b)
	Series 2021-1A Class A
355,435	2.95%, 11/16/2041	$ 340,769
	Series 2021-2A Class A
669,696	2.80%, 01/15/2047	631,044
	Series 2024-2A Class A
1,399,646	5.93%, 09/16/2049	1,427,238
	Series 2025-1A Class A
310,967	5.94%, 02/16/2050	317,697
	Affirm Asset Securitization Trust(b)
	Series 2024-A Class 1D
105,000	6.89%, 02/15/2029	105,622
	Series 2024-A Class B
660,000	5.93%, 02/15/2029	662,719
	Series 2024-X2 Class A
64,888	5.22%, 12/17/2029	64,946
	Series 2024-X2 Class D
180,000	6.08%, 12/17/2029	181,788
650,000	AGL Ltd(b)(c) Series 2022-23A Class BR 5.88%, 04/20/2038 3-mo. SOFR + 1.55%	649,540
707,043	ALTDE Trust(b) Series 2025-1A Class A 5.90%, 08/15/2050	723,610
	American Credit Acceptance Receivables Trust(b)
	Series 2023-4 Class D
900,000	7.65%, 09/12/2030	933,633
	Series 2024-4 Class D
300,000	5.34%, 08/12/2031	302,369
	Series 2025-1 Class D
1,500,000	5.54%, 08/12/2031	1,518,953
1,500,000	AmeriCredit Automobile Receivables Trust Series 2023-2 Class C 6.00%, 07/18/2029	1,544,138
3,400,000	Apidos XXXVII(b)(c) Series 2021-37A Class B 6.19%, 10/22/2034 3-mo. SOFR + 1.86%	3,406,460
2,365,000	Applebee's Funding LLC / IHOP Funding LLC(b) Series 2025-1A Class A2 6.72%, 06/07/2055	2,365,131
192,155	Aqua Finance Trust(b) Series 2019-A Class C 4.01%, 07/16/2040	188,443
3,850,000	Ares LXII Ltd(b)(c) Series 2021-62A Class B 6.23%, 01/25/2034 3-mo. SOFR + 1.91%	3,854,882
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2021-2A Class C
450,000	2.35%, 02/20/2028	436,997
	Series 2023-1A Class D
270,000	7.59%, 04/20/2029	277,976
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-2A Class D
255,000	7.26%, 10/20/2027	$ 257,866
	Series 2023-3A Class D
260,000	7.32%, 02/20/2028	264,043
	Series 2023-4A Class D
180,000	7.31%, 06/20/2029	184,303
	Series 2023-5A Class D
250,000	7.35%, 04/20/2028	254,690
	Series 2023-8A Class C
275,000	7.34%, 02/20/2030	291,931
	Series 2024-1A Class C
150,000	6.48%, 06/20/2030	155,675
1,400,000	Benefit Street Partners XXVIII Ltd(b)(c) Series 2022-28A Class BR 6.03%, 10/20/2037 3-mo. SOFR + 1.70%	1,404,512
610,000	Benefit Street Partners XXXVII Ltd(b)(c) Series 2024-37A Class B 5.97%, 01/25/2038 3-mo. SOFR + 1.65%	611,861
	BHG Securitization Trust(b)
	Series 2023-B Class B
695,678	7.45%, 12/17/2036	727,037
	Series 2024-1CON Class B
323,696	6.49%, 04/17/2035	332,587
	Series 2024-1CON Class C
105,000	6.86%, 04/17/2035	107,690
	Series 2025-1CON Class B
202,302	5.26%, 04/17/2036	204,445
1,335,000	Birch Grove Ltd(b)(c) Series 2024-9A Class A1 5.73%, 10/22/2037 3-mo. SOFR + 1.40%	1,339,227
2,900,000	BlueMountain XXXIII Ltd(b)(c) Series 2021-33A Class B 6.17%, 11/20/2034 3-mo. SOFR + 1.96%	2,900,000
	Bridgecrest Lending Auto Securitization Trust
	Series 2023-1 Class D
2,035,000	7.84%, 08/15/2029	2,136,851
	Series 2024-2 Class D
1,430,000	6.30%, 02/15/2030	1,467,466
	Series 2025-2 Class C
950,000	5.17%, 03/17/2031	960,248
	Series 2025-3 Class B
250,000	4.73%, 09/17/2029	250,727
	Series 2025-3 Class C
950,000	4.81%, 05/15/2031	952,855
	Series 2025-3 Class D
700,000	5.27%, 05/15/2031	701,784
346,363	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	330,262

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
2,000,000	Carlyle Global Market Strategies Ltd(b)(c) Series 2021-3SA Class A2 6.08%, 04/15/2034 3-mo. SOFR + 1.76%	$ 2,001,470
	CarMax Auto Owner Trust
	Series 2022-1 Class D
300,000	2.47%, 07/17/2028	296,806
	Series 2023-4 Class D
300,000	7.16%, 04/15/2030	313,686
	Series 2024-1 Class D
100,000	6.00%, 07/15/2030	102,590
	Carvana Auto Receivables Trust
	Series 2021-N4 Class D
117,186	2.30%, 09/11/2028	114,381
	Series 2023-N1 Class D
2,430,000	6.69%, 07/10/2029(b)	2,485,454
	Series 2023-N4 Class D
200,000	7.22%, 02/11/2030(b)	208,300
	Series 2024-N1 Class D
200,000	6.30%, 05/10/2030(b)	205,166
	Series 2024-N3 Class D
400,000	5.38%, 12/10/2030(b)	400,845
	Series 2024-N3 Class E
1,285,000	7.66%, 04/12/2032(b)	1,334,427
	Castlelake Aircraft Securitization Trust(b)
	Series 2018-1 Class B
641,918	5.30%, 06/15/2043	588,119
	Series 2019-1A Class A
302,953	3.97%, 04/15/2039	295,382
281,063	CCG Receivables Trust(b) Series 2023-1 Class A2 5.82%, 09/16/2030	282,546
631,890	CLI Funding VIII LLC(b) Series 2025-R Class A 6.61%, 06/21/2050	626,327
20,694	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	18,930
655,000	Compass Datacenters Issuer II LLC(b) Series 2025-1A Class A1 5.32%, 05/25/2050	663,189
	Compass Datacenters Issuer III LLC(b)
	Series 2025-1A Class A2
655,000	5.66%, 02/25/2050	668,922
	Series 2025-1A Class A3
350,000	5.85%, 02/25/2050	353,526
	CoreVest American Finance Trust(b)
	Series 2020-2 Class C
590,000	4.70%, 05/15/2052(d)	584,875
	Series 2021-1 Class C
155,000	2.80%, 04/15/2053	140,845
	Series 2021-3 Class D
220,000	3.47%, 10/15/2054	197,959
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Credit Acceptance Auto Loan Trust(b)
	Series 2024-1A Class C
325,000	6.71%, 07/17/2034	$ 334,465
	Series 2024-2A Class C
350,000	6.70%, 10/16/2034	362,627
	Series 2024-3A Class C
280,000	5.39%, 01/16/2035	282,973
	CyrusOne Data Centers Issuer I LLC(b)
	Series 2024-3A Class A2
515,000	4.65%, 05/20/2049	500,243
	Series 2025-1A Class A2
200,000	5.91%, 02/20/2050	204,333
1,555,000	DataBank Issuer II LLC(b) Series 2024-5A Class D1 5.18%, 09/27/2055	1,556,981
	Drive Auto Receivables Trust
	Series 2025-1 Class D
1,050,000	5.41%, 09/15/2032	1,063,124
	Series 2025-2 Class C
690,000	4.39%, 09/15/2032	687,319
845,000	DT Auto Owner Trust(b) Series 2023-3A Class D 7.12%, 05/15/2029	876,363
27,344	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	26,043
53,117	ELFI Graduate Loan Program LLC(b)(d) Series 2021-A Class B 2.09%, 12/26/2046	44,278
558,522	EverBright Solar Trust(b) Series 2024-A Class A 6.43%, 06/22/2054	521,932
174,150	EWC Master Issuer LLC(b) Series 2022-1A Class A2 5.50%, 03/15/2052	171,951
	Exeter Automobile Receivables Trust
	Series 2022-6A Class C
195,725	6.32%, 05/15/2028	196,529
	Series 2023-2A Class D
680,000	6.32%, 08/15/2029	698,080
	Series 2023-3A Class D
340,000	6.68%, 04/16/2029	347,887
	Series 2023-5A Class D
1,320,000	7.13%, 02/15/2030	1,372,316
	Series 2024-4A Class D
1,100,000	5.81%, 12/16/2030	1,119,739
	Series 2024-5A Class D
400,000	5.06%, 02/18/2031	402,310
	Series 2025-1A Class D
3,845,000	5.49%, 05/15/2031	3,907,647
	Series 2025-2A Class C
750,000	5.16%, 07/15/2031	759,177
	Series 2025-4A Class D
1,250,000	5.23%, 01/15/2032	1,255,427

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Exeter Select Automobile Receivables Trust
	Series 2025-1 Class A3
1,200,000	4.69%, 04/15/2030	$ 1,211,718
	Series 2025-2 Class B
550,000	4.63%, 11/17/2031	553,916
	Series 2025-2 Class D
1,200,000	5.34%, 01/15/2032	1,206,785
	First Investors Auto Owner Trust(b)
	Series 2022-1A Class D
400,000	3.79%, 06/15/2028	395,758
	Series 2022-2A Class D
420,000	8.71%, 10/16/2028	434,097
	FirstKey Homes Trust(b)
	Series 2020-SFR2 Class F1
1,015,000	3.02%, 10/19/2037	1,010,556
	Series 2021-SFR1 Class E1
535,000	2.39%, 08/17/2038	522,302
	Series 2021-SFR2 Class E1
360,000	2.26%, 09/17/2038	349,289
	Series 2021-SFR2 Class E2
225,000	2.36%, 09/17/2038	217,980
	Series 2022-SFR2 Class D
635,000	4.50%, 07/17/2039	624,440
	Flagship Credit Auto Trust(b)
	Series 2020-4 Class D
58,505	2.18%, 02/16/2027	58,267
	Series 2021-1 Class D
151,705	1.27%, 03/15/2027	150,298
	Series 2021-2 Class D
310,000	1.59%, 06/15/2027	305,608
	Series 2021-3 Class D
475,000	1.65%, 09/15/2027	455,508
491,250	FOCUS Brands Funding(b) Series 2023-2 Class A2 8.24%, 10/30/2053	521,966
450,000	Ford Credit Auto Lease Trust Series 2023-B Class D 6.97%, 06/15/2028	455,375
2,350,000	Ford Credit Auto Owner Trust(b)(e) Series 2025-1 Class A 4.86%, 08/15/2037	2,410,952
1,380,000	Fortiva Retail Credit Master Note Business Trust(b) Series 2024-ONE Class B 9.70%, 11/15/2029	1,401,694
	Foundation Finance Trust(b)
	Series 2023-2A Class B
230,568	6.97%, 06/15/2049	240,924
	Series 2024-2A Class D
90,476	6.59%, 03/15/2050	91,622
	Series 2025-1A Class B
695,000	5.26%, 04/15/2050	703,399
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-1A Class D
495,000	6.09%, 04/15/2050	$ 494,991
	Freedom Financial Trust(b)
	Series 2021-3FP Class D
28,579	2.37%, 11/20/2028	28,544
	Series 2022-1FP Class D
76,701	3.35%, 03/19/2029	76,437
	Frontier Issuer LLC(b)
	Series 2023-1 Class A2
1,880,000	6.60%, 08/20/2053	1,909,306
	Series 2023-1 Class C
770,000	11.50%, 08/20/2053	802,532
	Series 2024-1 Class C
1,085,000	11.16%, 06/20/2054	1,217,435
1,361,533	GITSIT Mortgage Loan Trust(b)(e) Series 2025-NPL1 Class A1 6.28%, 02/25/2055	1,365,232
1,195,000	Global SC Finance X Ltd(b) Series 2025-1H Class A 6.17%, 09/20/2045	1,195,000
	GLS Auto Receivables Issuer Trust(b)
	Series 2023-2A Class D
520,000	6.31%, 03/15/2029	532,335
	Series 2023-4A Class D
595,000	7.18%, 08/15/2029	616,742
	Series 2024-1A Class D
400,000	5.95%, 12/17/2029	409,551
	Series 2024-2A Class D
370,000	6.19%, 02/15/2030	381,687
	GLS Auto Select Receivables Trust(b)
	Series 2024-1A Class D
50,000	6.43%, 01/15/2031	52,034
	Series 2024-2A Class C
155,000	5.93%, 06/17/2030	159,459
	Series 2024-4A Class D
100,000	5.28%, 10/15/2031	101,733
	Series 2025-1A Class C
65,000	5.26%, 03/15/2031	66,122
	Series 2025-1A Class D
70,000	5.74%, 04/15/2032	71,426
209,227	GoodLeap Home Improvement Solutions Trust(b) Series 2024-1A Class A 5.35%, 10/20/2046	211,961
157,600	Hardee's Funding LLC(b) Series 2024-1A Class A2 7.25%, 03/20/2054	163,209
420,000	Hertz Vehicle Financing III LLC(b) Series 2023-1A Class D2 9.13%, 06/25/2027	425,758
48,933	Hilton Grand Vacations Trust(b) Series 2024-1B Class C 6.62%, 09/15/2039	50,101

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
95,312	HIN Timeshare Trust(b) Series 2024-A Class A 5.49%, 03/15/2043	$ 97,003
	Home Partners of America Trust(b)
	Series 2021-1 Class E
82,493	2.58%, 09/17/2041	72,082
	Series 2021-2 Class E1
1,266,534	2.85%, 12/17/2026	1,227,567
	Series 2021-2 Class E2
609,280	2.95%, 12/17/2026	590,195
255,000	HPEFS Equipment Trust(b) Series 2023-2A Class D 6.97%, 07/21/2031	258,977
2,550,000	HPS Loan Management Ltd(b)(c) Series 15A-19 Class A1R 5.65%, 01/22/2035 3-mo. SOFR + 1.32%	2,554,692
105,000	Island Finance Trust(b) Series 2025-1A Class A 6.54%, 03/19/2035	106,691
477,500	Jack in the Box Funding LLC(b) Series 2019-1A Class A2II 4.48%, 08/25/2049	473,333
1,144,814	JOL Air Ltd(b) Series 2019-1 Class A 3.97%, 04/15/2044	1,136,447
	Kapitus Asset Securitization IV LLC(b)
	Series 2024-1A Class 1A
195,000	5.49%, 09/10/2031	195,880
	Series 2024-1A Class A
510,000	5.49%, 09/10/2031	512,302
69,237	Kestrel Aircraft Funding Ltd(b) Series 2018-1A Class A 4.25%, 12/15/2038	68,810
2,250,000	KKR Ltd(b)(c) Series 31A Class B 6.09%, 04/20/2034 3-mo. SOFR + 1.76%	2,252,756
192,864	Labrador Aviation Finance Ltd(b) Series 2016-1A Class A1 4.30%, 01/15/2042	188,035
	LAD Auto Receivables Trust(b)
	Series 2023-4A Class C
260,000	6.76%, 03/15/2029	268,490
	Series 2023-4A Class D
145,000	7.37%, 04/15/2031	151,689
	Series 2024-1A Class B
100,000	5.33%, 02/15/2029	101,593
	Series 2024-1A Class C
100,000	5.64%, 06/15/2029	102,282
	Series 2024-3A Class C
100,000	4.93%, 03/15/2030	101,016
	Series 2024-3A Class D
100,000	5.18%, 02/17/2032	101,274
Principal Amount(a)		Fair Value
Non-Agency — (continued)
160,423	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	$ 149,669
745,242	Lunar Structured Aircraft Portfolio Notes(b) Series 2021-1 Class A 2.64%, 10/15/2046	704,045
472,488	MAPS Ltd(b) Series 2021-1A Class A 2.52%, 06/15/2046	451,881
2,250,000	Marathon Ltd(b)(c) Series 2021-16A Class A2R 5.87%, 04/15/2034 3-mo. SOFR + 1.55%	2,251,138
130,000	Mariner Finance Issuance Trust(b) Series 2024-AA Class D 6.77%, 09/22/2036	133,415
	Marlette Funding Trust(b)
	Series 2023-4A Class B
580,000	8.15%, 12/15/2033	600,693
	Series 2024-1A Class B
173,490	6.07%, 07/17/2034	174,608
	Series 2024-1A Class D
555,000	6.93%, 07/17/2034	571,069
525,000	Merchants Fleet Funding LLC(b) Series 2023-1A Class D 8.20%, 05/20/2036	533,220
1,075,000	Mercury Financial Credit Card Master Trust(b) Series 2024-2A Class A 6.56%, 07/20/2029	1,083,421
525,000	MetroNet Infrastructure Issuer LLC(b) Series 2025-2A Class A2 5.40%, 08/20/2055	532,903
	Mission Lane Credit Card Master Trust(b)
	Series 2024-A Class B
620,000	6.59%, 08/15/2029	624,575
	Series 2024-B Class A
695,000	5.88%, 01/15/2030	701,812
	Series 2025-A Class A
595,000	5.80%, 05/15/2030	601,944
	MVW Owner Trust(b)
	Series 2021-1WA Class C
209,565	1.94%, 01/22/2041	201,699
	Series 2021-2A Class C
415,855	2.23%, 05/20/2039	394,057
	Navient Student Loan Trust(b)
	Series 2020-HA Class A
23,317	1.31%, 01/15/2069	22,066
	Series 2021-A Class A
188,889	0.84%, 05/15/2069	172,803
	Series 2021-A Class B
720,000	2.24%, 05/15/2069	580,897
	Series 2021-EA Class B
235,000	2.03%, 12/16/2069	169,929

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-FA Class B
505,000	2.12%, 02/18/2070	$ 365,626
	Series 2023-BA Class B
560,000	7.23%, 03/15/2072	608,134
1,142,601	Navigator Aircraft Ltd(b)(e) Series 2021-1 Class A 2.77%, 11/15/2046	1,083,755
	Nelnet Student Loan Trust(b)
	Series 2021-BA Class B
370,000	2.68%, 04/20/2062	330,546
	Series 2021-DA Class C
195,000	3.50%, 04/20/2062	169,659
	Series 2021-DA Class D
100,000	4.38%, 04/20/2062	87,057
315,000	New Economy Assets Phase 1 Sponsor LLC(b) Series 2021-1 Class A1 1.91%, 10/20/2061	262,756
	OneMain Financial Issuance Trust(b)
	Series 2021-1A Class D
350,000	2.47%, 06/16/2036	327,797
	Series 2022-S1 Class D
770,000	5.20%, 05/14/2035	773,879
885,832	OWN Equipment Fund I LLC(b) Series 2024-2M Class A 5.70%, 12/20/2032	898,563
487,578	OWN Equipment Fund II LLC(b) Series 2025-1M Class A 5.48%, 09/26/2033	491,917
	Palmer Square BDC Ltd(b)(c)
	Series 1A Class A
1,795,000	5.92%, 07/15/2037 3-mo. SOFR + 1.60%	1,801,173
	Series 1A Class B1
1,270,000	6.47%, 07/15/2037 3-mo. SOFR + 2.15%	1,277,471
243,885	PK Alift Loan Funding 3 LP(b) Series 2024-1 Class A1 5.84%, 09/15/2039	249,588
	Planet Fitness Master Issuer LLC(b)
	Series 2019-1A Class A2
556,075	3.86%, 12/05/2049	533,194
	Series 2022-1A Class A2I
48,250	3.25%, 12/05/2051	47,413
	Series 2022-1A Class A2II
96,500	4.01%, 12/05/2051	89,947
	Series 2024-1A Class A2I
450,450	5.77%, 06/05/2054	459,329
	Prestige Auto Receivables Trust(b)
	Series 2022-1A Class D
1,235,000	8.08%, 08/15/2028	1,258,292
	Series 2023-2A Class D
200,000	7.71%, 08/15/2029	207,996
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Progress Residential Trust(b)
	Series 2021-SFR3 Class E1
165,000	2.54%, 05/17/2026	$ 163,411
	Series 2021-SFR3 Class E2
140,000	2.69%, 05/17/2026	138,688
	Series 2021-SFR5 Class E1
230,000	2.21%, 07/17/2038	224,780
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	97,750
	Series 2021-SFR6 Class E1
300,000	2.43%, 07/17/2038	293,667
	Series 2021-SFR6 Class E2
155,000	2.53%, 07/17/2038	151,725
	Series 2021-SFR7 Class E1
365,000	2.59%, 08/17/2040	341,721
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	93,220
	Series 2021-SFR9 Class E1
165,000	2.81%, 11/17/2040	153,921
	Series 2021-SFR9 Class E2
115,000	3.01%, 11/17/2040	107,271
600,000	QTS Issuer ABS II LLC(b) Series 2025-1A Class B 5.78%, 10/05/2055	600,666
175,000	Reach Financial LLC(b) Series 2025-1A Class C 5.99%, 08/16/2032	178,144
	Republic Finance Issuance Trust(b)
	Series 2021-A Class C
100,000	3.53%, 12/22/2031	98,404
	Series 2024-A Class A
520,000	5.91%, 08/20/2032	526,361
	Series 2024-B Class A
145,000	5.42%, 11/20/2037	147,649
	Series 2024-B Class C
490,000	6.60%, 11/20/2037	501,938
	Santander Drive Auto Receivables Trust
	Series 2023-4 Class B
1,400,000	5.77%, 12/15/2028	1,416,574
	Series 2023-4 Class C
800,000	6.04%, 12/15/2031	821,787
	Series 2025-2 Class C
950,000	5.06%, 05/15/2031	956,864
	Series 2025-3 Class B
250,000	4.49%, 09/15/2031	251,931
	Series 2025-3 Class C
850,000	4.68%, 09/15/2031	852,847

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-3 Class D
450,000	5.11%, 09/15/2031	$ 453,489
	SBNA Auto Receivables Trust(b)
	Series 2024-A Class C
100,000	5.59%, 01/15/2030	101,988
	Series 2024-A Class D
100,000	6.04%, 04/15/2030	102,737
	SCF Equipment Leasing LLC(b)
	Series 2022-1A Class D
355,000	3.79%, 11/20/2031	352,712
	Series 2024-1A Class C
115,000	5.82%, 09/20/2032	119,083
	Series 2024-1A Class D
110,000	6.58%, 06/21/2033	115,515
	SEB Funding LLC(b)
	Series 2021-1A Class A2
199,500	4.97%, 01/30/2052	197,313
	Series 2024-1A Class A2
935,000	7.39%, 04/30/2054	956,229
191,460	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	185,445
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2021-1A Class C
14,017	1.79%, 11/20/2037	13,904
	Series 2023-2A Class C
76,236	7.30%, 04/20/2040	78,869
	Series 2023-3A Class C
223,614	7.12%, 09/20/2040	230,741
	SLAM LLC(b)
	Series 2024-1A Class A
777,494	5.34%, 09/15/2049	783,409
	Series 2025-1A Class A
264,580	5.81%, 05/15/2050	271,352
	SMB Private Education Loan Trust(b)
	Series 2020-A Class A2A
290,258	2.23%, 09/15/2037	281,560
	Series 2021-A Class A2A2
289,335	4.99%, 01/15/2053(c) 1-mo. SOFR + 0.84%	286,496
	Series 2021-B Class B
345,000	2.65%, 07/17/2051	308,009
	Series 2021-D Class B
330,000	2.31%, 03/17/2053	283,112
	Series 2021-E Class B
700,000	2.49%, 02/15/2051	613,142
	Stream Innovations Issuer Trust(b)
	Series 2024-1A Class A
66,804	6.27%, 07/15/2044	69,519
	Series 2024-2A Class A
334,851	5.21%, 02/15/2045	339,132
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,488,750	Subway Funding LLC(b) Series 2024-1A Class A2I 6.03%, 07/30/2054	$ 1,509,303
111,018	Sunnova Helios II Issuer LLC(b) Series 2019-AA Class A 3.75%, 06/20/2046	103,033
315,232	Sunnova Helios V Issuer LLC(b) Series 2021-A Class B 3.15%, 02/20/2048	142,751
1,137,899	Sunnova Helios X Issuer LLC(b) Series 2022-C Class C 6.00%, 11/22/2049	453,247
1,092,064	Sunnova Helios XIII Issuer LLC(b) Series 2024-A Class A 5.30%, 02/20/2051	1,014,157
343,001	Sunrun Atlas Issuer LLC(b) Series 2019-2 Class A 3.61%, 02/01/2055	328,006
104,603	Sunrun Demeter Issuer LLC(b) Series 2021-2A Class A 2.27%, 01/30/2057	94,065
259,667	Textainer Marine Containers VII Ltd(b) Series 2024-11A Class A 1.68%, 02/20/2046	241,926
424,623	Thrust Engine Leasing Designated Activity Co(b) Series 2021-1A Class A 4.16%, 07/15/2040	417,270
1,135,888	TMCL VII Holdings Ltd(b) Series 2025-1H Class A 6.43%, 07/23/2050	1,138,134
	Trafigura Securitisation Finance PLC(b)
	Series 2024-1A Class A1
1,790,000	5.66%, 11/15/2027(c) 1-day. SOFR + 1.40%	1,784,330
	Series 2024-1A Class B
280,000	7.29%, 11/15/2027	283,804
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class D
15,000	3.20%, 03/17/2038	14,858
	Series 2020-SFR2 Class E1
100,000	2.73%, 11/17/2039	94,322
	Tricon Residential Trust(b)
	Series 2021-SFR1 Class E1
200,000	2.79%, 07/17/2038	196,518
	Series 2021-SFR1 Class E2
535,000	2.89%, 07/17/2038	525,269
100,000	Uniti Fiber ABS Issuer LLC(b) Series 2025-1A Class A2 5.88%, 04/20/2055	102,503

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
399,328	Vivint Solar Financing V LLC(b) Series 2018-1A Class A 4.73%, 04/30/2048	$ 381,621
599,209	Volofin Finance Designated Activity Co(b) Series 2024-1A Class A 5.94%, 06/15/2037	608,621
	VStrong Auto Receivables Trust(b)
	Series 2024-A Class B
100,000	5.77%, 07/15/2030	101,453
	Series 2024-A Class D
100,000	7.29%, 07/15/2030	104,389
	Westlake Automobile Receivables Trust(b)
	Series 2023-1A Class D
400,000	6.79%, 11/15/2028	410,737
	Series 2023-3A Class C
550,000	6.02%, 09/15/2028	557,408
	Series 2023-4A Class D
1,335,000	7.19%, 07/16/2029	1,388,809
	Series 2024-2A Class D
200,000	5.91%, 04/15/2030	204,814
	Series 2025-1A Class D
400,000	5.54%, 11/15/2030	408,346
	Series 2025-2A Class D
450,000	5.08%, 05/15/2031	453,569
59,867	Willis Engine Structured Trust IV(b)(e) Series 2018-A Class B 5.44%, 09/15/2043	59,798
740,878	Willis Engine Structured Trust VI(b) Series 2021-A Class A 3.10%, 05/15/2046	695,677
156,402	Willis Engine Structured Trust VII(b) Series 2023-A Class A 8.00%, 10/15/2048	161,889
445,000	Wingstop Funding LLC(b) Series 2024-1A Class A2 5.86%, 12/05/2054	460,510
TOTAL ASSET-BACKED SECURITIES — 10.84% (Cost $148,984,029)		$149,244,815
BANK LOANS
	Aramark Services Inc(c)
160,000	5.97%,04/06/2028 1-mo. SOFR + 1.84%	160,000
1,423,655	6.16%,06/22/2030 1-mo. SOFR + 2.03%	1,425,434
1,696,135	Asplundh Tree Expert LLC(c) 5.91%, 05/23/2031 1-mo. SOFR + 1.78%	1,695,226
483,875	Cedar Fair LP(c) 6.16%, 05/01/2031 1-mo. SOFR + 2.03%	480,515
Principal Amount(a)		Fair Value
Bank Loans — (continued)
307,863	Ciena Corp(c) 5.91%, 10/24/2030 1-mo. SOFR + 1.78%	$ 308,152
344,135	Citadel Securities LP(c) 6.16%, 10/31/2031 1-mo. SOFR + 2.03%	344,627
1,110,000	Clean Harbors(c) 5.66%, 09/27/2032 1-mo. SOFR + 1.53%	1,110,925
343,997	CSC Holdings LLC(c) 8.65%, 01/18/2028 1-mo. SOFR + 4.52%	341,417
1,687,320	DaVita Inc(c) 5.91%, 05/09/2031 1-mo. SOFR + 1.78%	1,689,664
870,625	DK Crown Holdings Inc(c) 6.00%, 03/04/2032 1-mo. SOFR + 1.88%	868,720
	First Brands Group LLC(c)
460,000	9.24%,03/30/2027 1-mo. SOFR + 5.11%	162,725
360,000	9.57%,03/30/2027 3-mo. SOFR + 1.41%	127,350
	Flutter Entertainment PLC(c)
2,196,841	5.75%,11/30/2030 3-mo. SOFR + 1.78%	2,187,230
872,813	6.00%,06/04/2032 3-mo. SOFR + 2.03%	870,085
285,000	Herc Holdings Inc(c) 6.25%, 06/02/2032 1-mo. SOFR + 2.13%	286,140
	Hilton Grand Vacations Borrower LLC(c)
43,767	6.28%,08/02/2028 1-mo. SOFR + 2.15%	43,713
2,780,929	6.16%,01/17/2031 1-mo. SOFR + 2.03%	2,777,261
1,157,005	Hilton Worldwide Finance LLC(c) 5.91%, 11/08/2030 1-mo. SOFR + 1.78%	1,157,228
335,055	HUB International Ltd(c) 6.58%, 06/20/2030 3-mo. SOFR + 2.60%	335,469
764,424	IQVIA Inc(c) 5.75%, 01/02/2031 3-mo. SOFR + 1.78%	767,864
98,752	Light & Wonder International Inc(c) 6.39%, 04/14/2029 1-mo. SOFR + 2.26%	97,888
1,227,848	Novelis Holdings Inc(c) 5.81%, 03/11/2032 3-mo. SOFR + 1.83%	1,229,690
	NRG Energy Inc(c)
3,081,273	6.06%,04/16/2031 3-mo. SOFR + 2.09%	3,079,732
358,191	6.15%,04/16/2031 1-mo. SOFR + 2.02%	358,012
1,492,659	OpenText Corp(c) 5.91%, 01/31/2030 1-mo. SOFR + 1.78%	1,490,592

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
	Resideo Funding Inc(c)
282,775	6.15%,02/11/2028 1-mo. SOFR + 2.02%	$ 282,775
1,273,886	5.84%,06/13/2031 6-mo. SOFR + 1.99%	1,272,691
218,350	Ryan Specialty Group LLC(c) 6.16%, 09/15/2031 1-mo. SOFR + 2.03%	218,623
729,154	SBA Senior Finance II LLC(c) 5.92%, 01/25/2031 1-mo. SOFR + 1.79%	731,319
1,270,000	Solstice(c) 5.90%, 09/16/2032 1-mo. SOFR + 1.77%	1,272,381
248,752	Terex Corp(c) 6.03%, 10/08/2031 3-mo. SOFR + 2.05%	249,731
3,169,345	Trans Union LLC(c) 5.91%, 06/24/2031 1-mo. SOFR + 1.78%	3,166,043
	TransDigm Inc(c)
193,040	6.91%,08/24/2028 1-mo. SOFR + 2.78%	193,040
192,081	6.50%,02/28/2031 3-mo. SOFR + 2.53%	191,887
430,167	Truist Insurance Holdings LLC(c) 6.75%, 05/06/2031 3-mo. SOFR + 2.78%	429,495
274,304	United Rentals North America Inc(c) 5.66%, 02/14/2031 1-mo. SOFR + 1.53%	275,332
1,703,437	Wyndham Hotels & Resorts Inc(c) 5.91%, 05/24/2030 1-mo. SOFR + 1.78%	1,708,050
TOTAL BANK LOANS — 2.42% (Cost $33,405,236)		$33,387,026
CORPORATE BONDS AND NOTES
Basic Materials — 1.38%
650,000	Ashland Inc(b) 3.38%, 09/01/2031	575,752
1,352,000	First Quantum Minerals Ltd(b) 9.38%, 03/01/2029	1,432,883
	Glencore Funding LLC(b)
3,150,000	6.38%, 10/06/2030	3,400,011
2,010,000	2.85%, 04/27/2031	1,843,645
300,000	2.63%, 09/23/2031	269,421
3,075,000	5.70%, 05/08/2033	3,247,508
5,550,000	6.50%, 10/06/2033	6,116,076
	Mineral Resources Ltd(b)
35,000	8.00%, 11/01/2027	35,675
100,000	9.25%, 10/01/2028	104,781
771,000	Solstice Advanced Materials Inc(b) 5.63%, 09/30/2033	773,547
Principal Amount(a)		Fair Value
Basic Materials — (continued)
	Steel Dynamics Inc
320,000	5.38%, 08/15/2034	$ 330,815
810,000	5.25%, 05/15/2035	827,673
		18,957,787
Communications — 3.10%
	AppLovin Corp
700,000	5.13%, 12/01/2029	716,104
460,000	5.38%, 12/01/2031	475,859
2,075,000	5.50%, 12/01/2034	2,141,911
1,875,000	AT&T Inc 5.38%, 08/15/2035	1,931,116
	Charter Communications Operating LLC / Charter Communications Operating Capital
375,000	6.65%, 02/01/2034	400,724
740,000	6.55%, 06/01/2034	788,630
320,000	6.38%, 10/23/2035	335,241
870,000	3.95%, 06/30/2062	550,422
	CSC Holdings LLC(b)
200,000	5.75%, 01/15/2030	76,156
600,000	4.13%, 12/01/2030	392,913
7,410,000	4.63%, 12/01/2030	2,599,773
1,640,000	3.38%, 02/15/2031	1,057,710
400,000	4.50%, 11/15/2031	260,110
875,000	DirecTV Financing LLC 8.88%, 02/01/2030(b)	865,532
960,000	DirecTV Financing LLC / DirecTV Financing Co-Obligor Inc(b) 10.00%, 02/15/2031	958,591
	Discovery Communications LLC
60,000	3.63%, 05/15/2030	55,428
350,000	6.35%, 06/01/2040	321,185
	DISH DBS Corp(b)
2,885,000	5.25%, 12/01/2026	2,834,785
1,625,000	5.75%, 12/01/2028	1,557,790
9,747,212	EchoStar Corp 10.75%, 11/30/2029	10,723,590
2,885,000	Expedia Group Inc 5.40%, 02/15/2035	2,960,627
	Go Daddy Operating Co LLC / GD Finance Co Inc(b)
610,000	5.25%, 12/01/2027	608,922
725,000	3.50%, 03/01/2029	686,921
	iHeartCommunications Inc(b)
1,068,000	7.75%, 08/15/2030	883,977
88,000	7.00%, 01/15/2031	68,708
	Motorola Solutions Inc
1,730,000	5.40%, 04/15/2034	1,793,227
1,325,000	5.55%, 08/15/2035	1,380,345
505,000	SoftBank Group Corp 4.63%, 07/06/2028	495,377
1,410,000	Sprint Capital Corp 8.75%, 03/15/2032	1,717,780
260,000	Time Warner Cable LLC 6.55%, 05/01/2037	270,468

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	T-Mobile USA Inc
810,000	2.70%, 03/15/2032	$ 726,095
1,105,000	5.75%, 01/15/2034	1,170,880
170,000	4.70%, 01/15/2035	166,957
	Uber Technologies Inc
295,000	4.80%, 09/15/2034	295,554
405,000	4.80%, 09/15/2035	401,326
		42,670,734
Consumer, Cyclical — 2.48%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
65,000	3.88%, 01/15/2028	63,443
260,000	3.50%, 02/15/2029	248,245
220,000	5.63%, 09/15/2029	222,646
1,420,000	4.00%, 10/15/2030	1,338,241
705,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	651,344
	American Airlines Pass Through Trust
	Series 2017-2 Class B
1,461	3.70%, 10/15/2025	1,460
	Series 2016-3 Class B
10,114	3.75%, 10/15/2025	10,105
	Series 2019-1 Class B
11,871	3.85%, 02/15/2028	11,258
	Series 2016-3 Class A
113,599	3.25%, 10/15/2028	107,661
	Series 2017-2 Class A
3,106	3.60%, 10/15/2029	2,950
2,099	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	2,028
	Carnival Corp(b)
220,000	4.00%, 08/01/2028	216,855
685,000	6.00%, 05/01/2029	695,224
1,665,000	5.75%, 03/15/2030	1,699,942
1,550,000	5.75%, 08/01/2032	1,577,401
1,770,000	6.13%, 02/15/2033	1,814,314
315,000	Choice Hotels International Inc 5.85%, 08/01/2034	322,163
500,000	DR Horton Inc 5.50%, 10/15/2035	518,399
1,080,000	Global Auto Holdings Ltd / AAG FH UK Ltd(b) 11.50%, 08/15/2029	1,139,400
	Hilton Domestic Operating Co Inc(b)
865,000	4.00%, 05/01/2031	818,490
110,000	3.63%, 02/15/2032	100,662
	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc(b)
150,000	4.88%, 07/01/2031	139,986
340,000	6.63%, 01/15/2032	345,322
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
35,000	Light & Wonder International Inc(b) 7.25%, 11/15/2029	$ 35,923
	Marriott International Inc
1,025,000	5.30%, 05/15/2034	1,052,794
1,390,000	5.50%, 04/15/2037	1,420,495
445,000	Marriott Ownership Resorts Inc(b)(f) 4.50%, 06/15/2029	429,403
2,380,000	Meritage Homes Corp 5.65%, 03/15/2035	2,416,579
570,000	NCL Corp Ltd(b) 6.75%, 02/01/2032	586,206
195,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	199,255
	Royal Caribbean Cruises Ltd
220,000	4.25%, 07/01/2026(b)	219,829
1,840,000	5.50%, 04/01/2028(b)	1,875,811
1,515,000	5.63%, 09/30/2031(b)	1,544,815
490,000	6.25%, 03/15/2032(b)	505,885
1,900,000	6.00%, 02/01/2033(b)	1,948,415
760,000	5.38%, 01/15/2036	764,432
	Travel + Leisure Co
210,000	4.50%, 12/01/2029(b)	202,885
755,000	4.63%, 03/01/2030(b)	727,722
645,000	4.63%, 03/01/2030	621,696
2,122,509	United Airlines Pass Through Trust Series 2023-1 Class A 5.80%, 01/15/2036	2,195,038
	Warnermedia Holdings Inc
1,835,000	4.28%, 03/15/2032(f)	1,681,319
220,000	5.05%, 03/15/2042	175,630
	Whirlpool Corp
210,000	6.13%, 06/15/2030	211,645
225,000	6.50%, 06/15/2033	224,537
	Yum! Brands Inc
1,105,000	3.63%, 03/15/2031	1,031,785
400,000	4.63%, 01/31/2032	388,647
	ZF North America Capital Inc(b)
315,000	6.88%, 04/14/2028	319,358
675,000	6.75%, 04/23/2030	658,718
760,000	6.88%, 04/23/2032	727,629
		34,213,990
Consumer, Non-Cyclical — 2.79%
	Ashtead Capital Inc(b)
290,000	5.50%, 08/11/2032	300,105
470,000	5.55%, 05/30/2033	484,779
2,210,000	5.95%, 10/15/2033	2,336,022
285,000	5.80%, 04/15/2034	298,616
400,000	Avantor Funding Inc(b) 4.63%, 07/15/2028	393,463
25,000	Bausch + Lomb Corp(b) 8.38%, 10/01/2028	26,055
1,185,000	Bausch Health Cos Inc(b) 4.88%, 06/01/2028	1,060,575

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
530,000	Block Inc 3.50%, 06/01/2031	$ 493,230
	Centene Corp
1,130,000	4.63%, 12/15/2029	1,095,395
985,000	3.38%, 02/15/2030	905,892
1,010,000	3.00%, 10/15/2030	902,473
1,155,000	2.50%, 03/01/2031	994,933
	CVS Pass Through Trust(b)
	Series 2013
650,574	4.70%, 01/10/2036	622,671
	Series 2014
228,251	4.16%, 08/11/2036	215,412
695,000	Elevance Health Inc 5.20%, 02/15/2035	708,332
	HCA Inc
1,685,000	5.50%, 06/01/2033	1,750,613
2,025,000	5.60%, 04/01/2034	2,102,121
385,000	5.45%, 09/15/2034	394,929
735,000	5.13%, 06/15/2039	708,219
435,000	Hologic Inc(b) 3.25%, 02/15/2029	420,032
	JBS USA Holding Lux SARL / JBS USA Food Co / JBS Lux Co SARL
2,075,000	3.75%, 12/01/2031	1,960,244
330,000	6.75%, 03/15/2034	364,816
260,000	JBS USA Holding Lux SARL / JBS USA Foods Group Holdings Inc / JBS USA Food Co(b) 5.50%, 01/15/2036	265,515
705,000	JBS USA Lux SARL / JBS USA Food Co / JBS USA Foods Group(b) 5.95%, 04/20/2035	740,604
885,000	Medline Borrower LP / Medline Co-Issuer Inc(b) 6.25%, 04/01/2029	907,483
	Molina Healthcare Inc(b)
275,000	4.38%, 06/15/2028	268,192
1,330,000	3.88%, 05/15/2032	1,206,878
	Pilgrim's Pride Corp
1,905,000	3.50%, 03/01/2032	1,743,719
465,000	6.88%, 05/15/2034	513,402
460,000	Post Holdings Inc(b) 4.50%, 09/15/2031	429,755
1,020,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	931,892
270,000	Teva Pharmaceutical Finance Co LLC(f) 6.15%, 02/01/2036	282,711
	Teva Pharmaceutical Finance Netherlands II BV
1,235,000	EUR, 7.38%, 09/15/2029	1,631,200
1,045,000	EUR, 7.88%, 09/15/2031	1,470,619
	Teva Pharmaceutical Finance Netherlands III BV
269,000	3.15%, 10/01/2026	264,218
275,000	5.13%, 05/09/2029(f)	276,461
1,270,000	7.88%, 09/15/2029	1,385,945
915,000	8.13%, 09/15/2031	1,046,182
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
200,000	6.00%, 12/01/2032	$ 208,297
5,775,000	4.10%, 10/01/2046	4,309,941
220,000	Teva Pharmaceutical Finance Netherlands IV BV 5.75%, 12/01/2030	226,580
305,000	TriNet Group Inc(b) 3.50%, 03/01/2029	285,277
1,405,000	United Rentals North America Inc(b) 6.13%, 03/15/2034	1,460,951
		38,394,749
Energy — 3.49%
	Aker BP ASA(b)
1,010,000	4.00%, 01/15/2031	973,366
785,000	5.13%, 10/01/2034	771,640
3,400,000	Canadian Natural Resources Ltd(b) 5.40%, 12/15/2034	3,462,731
	Cheniere Energy Partners LP
2,115,000	4.00%, 03/01/2031	2,039,639
1,500,000	5.95%, 06/30/2033	1,587,896
	Civitas Resources Inc(b)
295,000	8.38%, 07/01/2028	305,782
390,000	8.63%, 11/01/2030	403,909
	Continental Resources Inc(b)
6,920,000	5.75%, 01/15/2031	7,136,141
1,845,000	2.88%, 04/01/2032	1,607,749
	Energean Israel Finance Ltd(b)
825,000	5.38%, 03/30/2028	810,480
625,000	5.88%, 03/30/2031	598,084
	Energy Transfer LP
930,000	6.55%, 12/01/2033	1,017,223
2,530,000	5.60%, 09/01/2034	2,596,566
685,000	5.70%, 04/01/2035	707,317
	EQT Corp
1,290,000	7.00%, 02/01/2030	1,404,479
480,000	3.63%, 05/15/2031(b)	448,836
2,465,000	Helmerich & Payne Inc(f) 5.50%, 12/01/2034	2,415,290
265,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	256,848
20,000	Leviathan Bond Ltd(b) 6.50%, 06/30/2027	20,045
	Matador Resources Co(b)
350,000	6.88%, 04/15/2028	357,189
45,000	6.50%, 04/15/2032	45,431
10,000	Northern Oil & Gas Inc(b) 8.13%, 03/01/2028	10,141
	ONEOK Inc
185,000	6.50%, 09/01/2030(b)	198,794
445,000	5.45%, 06/01/2047	410,559
115,000	Plains All American Pipeline LP / PAA Finance Corp 4.30%, 01/31/2043	93,705

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
705,000	SM Energy Co(b) 6.75%, 08/01/2029	$ 708,379
	Targa Resources Corp
230,000	6.13%, 03/15/2033	244,596
315,000	5.50%, 02/15/2035	320,527
2,790,000	5.55%, 08/15/2035	2,845,576
	Var Energi ASA(b)
1,595,000	8.00%, 11/15/2032	1,851,062
205,000	6.50%, 05/22/2035	217,978
	Venture Global Calcasieu Pass LLC(b)
405,000	6.25%, 01/15/2030	422,233
2,430,000	4.13%, 08/15/2031	2,293,551
	Venture Global Plaquemines LNG LLC(b)
1,410,000	7.50%, 05/01/2033	1,558,064
1,215,000	6.50%, 01/15/2034	1,278,979
980,000	7.75%, 05/01/2035	1,106,134
145,000	6.75%, 01/15/2036	154,016
1,535,000	Viper Energy Partners LLC 5.70%, 08/01/2035	1,560,665
	Western Midstream Operating LP
995,000	6.15%, 04/01/2033	1,051,138
125,000	5.45%, 04/01/2044	113,328
850,000	5.30%, 03/01/2048	739,403
95,000	5.50%, 08/15/2048	84,567
335,000	5.25%, 02/01/2050	291,552
	Whistler Pipeline LLC(b)
365,000	5.70%, 09/30/2031	379,449
405,000	5.95%, 09/30/2034	417,432
680,000	Williams Cos Inc 5.15%, 03/15/2034	690,350
		48,008,819
Financial — 5.87%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,285,000	6.15%, 09/30/2030	1,376,514
2,835,000	3.30%, 01/30/2032	2,610,733
1,470,000	3.40%, 10/29/2033	1,320,809
1,640,000	4.95%, 09/10/2034	1,632,468
980,000	Agile Group Holdings Ltd(g) 6.05%, 10/13/2025	44,943
640,000	Air Lease Corp(h) 4.65%, Perpetual	631,579
	Aircastle Ltd
20,000	4.25%, 06/15/2026	19,979
1,905,000	6.50%, 07/18/2028(b)	2,001,849
	Aircastle Ltd / Aircastle Ireland Designated Activity Co(b)
335,000	5.25%, 03/15/2030	341,743
450,000	5.75%, 10/01/2031	468,778
Principal Amount(a)		Fair Value
Financial — (continued)
665,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(b) 6.50%, 10/01/2031	$ 679,918
2,275,000	American Tower Corp REIT 5.90%, 11/15/2033	2,438,476
	Antares Holdings LP(b)
260,000	3.95%, 07/15/2026	258,407
1,385,000	2.75%, 01/15/2027	1,342,205
2,160,000	3.75%, 07/15/2027	2,100,260
795,000	7.95%, 08/11/2028	845,725
	Arthur J Gallagher & Co
140,000	5.00%, 02/15/2032	142,839
495,000	5.45%, 07/15/2034	512,607
365,000	5.15%, 02/15/2035	369,316
230,000	Athene Global Funding(b) 2.55%, 11/19/2030	208,801
	Aviation Capital Group LLC(b)
885,000	6.25%, 04/15/2028	922,562
635,000	6.75%, 10/25/2028	675,373
945,000	6.38%, 07/15/2030	1,010,658
850,000	4.80%, 10/24/2030	849,222
485,000	Avolon Holdings Funding Ltd(b) 5.38%, 05/30/2030	497,506
	Bank of America Corp
1,210,000	5.87%, 09/15/2034	1,296,522
225,000	5.52%, 10/25/2035	230,467
595,000	5.51%, 01/24/2036	621,961
2,850,000	5.74%, 02/12/2036	2,961,060
805,000	BGC Group Inc(b) 6.15%, 04/02/2030	824,748
2,055,000	Blue Owl Finance LLC 6.25%, 04/18/2034	2,155,127
315,000	Brookfield Asset Management Ltd 5.80%, 04/24/2035	329,805
280,000	Brown & Brown Inc 5.55%, 06/23/2035	288,022
465,000	CaixaBank SA(b) 5.58%, 07/03/2036	476,267
740,000	Capital One Financial Corp 5.20%, 09/11/2036	731,861
	Central China Real Estate Ltd(g)
615,000	7.25%, 07/16/2024	16,402
200,000	7.25%, 08/13/2024	7,000
190,000	7.25%, 04/28/2025	6,650
205,000	7.50%, 07/14/2025	6,663
400,000	CIFI Holdings Group Co Ltd(g) 6.00%, 07/16/2025	39,000
	Citadel LP(b)
345,000	6.00%, 01/23/2030	358,587
260,000	6.38%, 01/23/2032	275,188
155,000	CNO Financial Group Inc 5.25%, 05/30/2029	157,674
145,000	COPT Defense Properties LP REIT 2.75%, 04/15/2031	131,266

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
600,000	Country Garden Holdings Co Ltd(g) 3.30%, 01/12/2031	$ 62,887
395,000	EPR Properties REIT 3.60%, 11/15/2031	364,552
	Freedom Mortgage Holdings LLC(b)
185,000	9.13%, 05/15/2031	196,757
100,000	8.38%, 04/01/2032	104,815
625,000	7.88%, 04/01/2033	643,861
675,000	Global Atlantic Fin Co(b) 3.13%, 06/15/2031	609,370
620,000	GLP Capital LP / GLP Financing II Inc REIT 3.25%, 01/15/2032	557,797
1,975,000	Host Hotels & Resorts LP REIT 5.50%, 04/15/2035	1,988,029
665,000	ING Groep NV 6.11%, 09/11/2034	719,289
400,000	Invitation Homes Operating Partnership LP REIT 4.88%, 02/01/2035	395,002
1,345,000	Iron Mountain Inc REIT(b) 5.25%, 07/15/2030	1,330,160
	Jefferies Financial Group Inc
1,445,000	5.88%, 07/21/2028	1,504,476
1,635,000	6.20%, 04/14/2034	1,738,326
2,450,000	JPMorgan Chase & Co(h) 6.50%, Perpetual	2,536,078
	Kaisa Group Holdings Ltd(b)(i)
185,696	7.72%, 12/28/2027 PIK rate, 7.72%	4,642
278,546	6.25%, 12/28/2028 PIK rate, 6.25%	5,919
464,244	6.50%, 12/28/2029 PIK rate, 6.50%	8,705
557,092	6.75%, 12/28/2030 PIK rate, 6.75%	7,660
835,639	7.00%, 12/28/2031 PIK rate, 7.00%	9,401
782,973	7.25%, 12/28/2032 PIK rate, 7.25%	8,808
	Logan Group Co Ltd(g)
605,000	4.25%, 07/12/2025	50,342
405,000	4.85%, 12/14/2026	33,631
	Macquarie Airfinance Holdings Ltd(b)
775,000	5.20%, 03/27/2028	788,206
130,000	6.40%, 03/26/2029	136,905
250,000	5.15%, 03/17/2030	253,495
275,000	6.50%, 03/26/2031	294,581
1,845,000	Marsh & McLennan Cos Inc 5.00%, 03/15/2035	1,867,564
	Morgan Stanley
445,000	5.42%, 07/21/2034	463,646
1,345,000	5.83%, 04/19/2035	1,433,828
3,145,000	2.48%, 09/16/2036	2,731,831
2,070,000	5.95%, 01/19/2038	2,170,353
665,000	Navient Corp 5.00%, 03/15/2027	662,004
Principal Amount(a)		Fair Value
Financial — (continued)
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc
365,000	2.88%, 10/15/2026(b)	$ 357,528
220,000	3.63%, 03/01/2029(b)	209,820
220,000	3.63%, 03/01/2029	209,820
3,610,000	3.88%, 03/01/2031(b)	3,371,176
3,115,000	4.00%, 10/15/2033(b)	2,844,878
	Shimao Group Holdings Ltd(b)
2,326,534	0.00%, 07/21/2026(g)(j)	127,959
21,100	5.00%, 07/21/2031(i) PIK rate, 6.00%	857
186,817	Sino-Ocean Group Holding Ltd(b) 3.00%, 03/27/2033	24,265
1,715,000	Societe Generale SA(b) 5.44%, 10/03/2036	1,710,558
1,755,000	Stewart Information Services Corp 3.60%, 11/15/2031	1,572,127
	Sunac China Holdings Ltd(b)(g)
185,688	6.25%, 09/30/2026	27,482
372,280	6.50%, 09/30/2027	55,097
559,773	6.75%, 09/30/2028	82,846
561,128	7.00%, 09/30/2029	82,065
264,233	7.25%, 09/30/2030	39,106
	Synchrony Financial
1,035,000	5.94%, 08/02/2030	1,072,811
420,000	5.45%, 03/06/2031	427,966
	Times China Holdings Ltd(g)
810,000	6.20%, 03/22/2026	27,135
200,000	5.75%, 01/14/2027	6,500
	UBS Group AG(b)
1,145,000	6.60%, Perpetual(h)	1,151,127
250,000	3.87%, 01/12/2029	247,906
1,260,000	6.54%, 08/12/2033	1,389,886
1,315,000	9.02%, 11/15/2033	1,647,520
1,760,000	5.70%, 02/08/2035	1,854,177
	UniCredit SpA(b)
1,000,000	3.13%, 06/03/2032	921,436
770,000	5.86%, 06/19/2032	782,011
600,000	5.46%, 06/30/2035	604,902
2,005,000	Wells Fargo & Co 4.89%, 09/15/2036	2,000,992
	Yuzhou Group Holdings Co Ltd(i)
121,410	7.00%, 06/30/2027 PIK rate, 7.00%	15,121
102,937	4.00%, 06/30/2028 PIK rate, 4.00%	3,088
179,248	4.50%, 06/30/2029 PIK rate, 4.50%	4,883
239,251	5.00%, 06/30/2030 PIK rate, 5.00%	4,588
335,622	5.50%, 06/30/2031 PIK rate, 5.50%	5,363

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
116,457	1.00%, 06/30/2034 PIK rate, 1.00%	$ 116
		80,783,572
Industrial — 2.85%
540,000	Amrize Finance US LLC(b) 5.40%, 04/07/2035	556,274
	Axon Enterprise Inc(b)
255,000	6.13%, 03/15/2030	261,892
125,000	6.25%, 03/15/2033	128,662
1,680,000	BAE Systems PLC(b) 5.30%, 03/26/2034	1,740,887
2,730,000	Ball Corp 5.50%, 09/15/2033	2,759,345
	Boeing Co
2,020,000	5.15%, 05/01/2030	2,072,834
515,000	6.39%, 05/01/2031	560,894
495,000	6.53%, 05/01/2034	547,206
1,810,000	5.71%, 05/01/2040	1,846,892
4,455,000	5.81%, 05/01/2050	4,450,829
720,000	6.86%, 05/01/2054	821,306
115,000	5.93%, 05/01/2060	114,885
685,000	7.01%, 05/01/2064	792,993
	Cemex SAB de CV(b)
1,645,000	5.13%, Perpetual(h)	1,638,164
370,000	7.20%, Perpetual(h)	386,835
2,980,000	3.88%, 07/11/2031	2,828,166
465,000	GFL Environmental Inc(b) 4.38%, 08/15/2029	453,658
	JH North America Holdings Inc(b)
854,000	5.88%, 01/31/2031	867,079
1,220,000	6.13%, 07/31/2032	1,249,614
	L3Harris Technologies Inc
1,160,000	5.40%, 07/31/2033	1,209,113
2,015,000	5.35%, 06/01/2034	2,088,105
410,000	Nordson Corp 5.80%, 09/15/2033	437,512
205,000	Otis Worldwide Corp 5.13%, 09/04/2035	207,421
2,765,000	Owens Corning 5.70%, 06/15/2034	2,912,677
2,120,000	Quikrete Holdings Inc(b) 6.38%, 03/01/2032	2,195,989
	Sensata Technologies Inc(b)
25,000	4.38%, 02/15/2030	24,129
1,045,000	3.75%, 02/15/2031	964,408
	SMBC Aviation Capital Finance Designated Activity Co(b)
680,000	5.45%, 05/03/2028	697,097
830,000	5.10%, 04/01/2030(f)	848,185
1,325,000	TD SYNNEX Corp 6.10%, 04/12/2034	1,408,629
390,000	TopBuild Corp(b) 4.13%, 02/15/2032	365,606
1,655,000	Trimble Inc 6.10%, 03/15/2033	1,779,095
		39,216,381
Principal Amount(a)		Fair Value
Technology — 2.05%
	Broadcom Inc(b)
975,000	3.42%, 04/15/2033	$ 902,338
2,130,000	3.47%, 04/15/2034	1,943,840
1,800,000	3.14%, 11/15/2035	1,557,298
1,070,000	3.19%, 11/15/2036	913,114
	CDW LLC / CDW Finance Corp
1,875,000	3.57%, 12/01/2031	1,750,469
1,735,000	5.55%, 08/22/2034	1,778,992
1,310,000	Dell International LLC / EMC Corp 5.10%, 02/15/2036	1,302,693
2,315,000	Entegris Inc(b) 4.75%, 04/15/2029	2,295,144
1,055,000	Fair Isaac Corp(b) 6.00%, 05/15/2033	1,068,127
755,000	Fiserv Inc 4.55%, 02/15/2031	757,799
	Leidos Inc
205,000	5.40%, 03/15/2032	212,971
2,355,000	5.75%, 03/15/2033	2,487,289
415,000	5.50%, 03/15/2035	429,992
	Micron Technology Inc
2,525,000	5.88%, 09/15/2033	2,686,089
755,000	6.05%, 11/01/2035	806,671
940,000	MSCI Inc 5.25%, 09/01/2035	947,782
	NetApp Inc
680,000	5.50%, 03/17/2032	707,502
620,000	5.70%, 03/17/2035	648,105
2,185,000	Oracle Corp 5.20%, 09/26/2035	2,197,032
500,000	Paychex Inc 5.60%, 04/15/2035	523,441
	Seagate Data Storage Technology Pte Ltd(b)
125,000	4.09%, 06/01/2029	120,929
91,800	9.63%, 12/01/2032	103,980
	Synopsys Inc
865,000	5.15%, 04/01/2035	879,925
1,015,000	5.70%, 04/01/2055	1,024,369
217,000	Western Digital Corp 4.75%, 02/15/2026	216,873
		28,262,764
Utilities — 0.25%
1,120,000	Duke Energy Corp 5.45%, 06/15/2034	1,164,966
395,000	NRG Energy Inc(b) 4.45%, 06/15/2029	391,678
	Pacific Gas & Electric Co
100,000	3.25%, 06/01/2031	91,955
790,000	4.30%, 03/15/2045	633,808
550,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	582,890
340,000	Southern Power Co 4.90%, 10/01/2035	335,308

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
280,000	Vistra Operations Co LLC(b) 5.70%, 12/30/2034	$ 289,750
		3,490,355
TOTAL CORPORATE BONDS AND NOTES — 24.26% (Cost $338,910,422)		$333,999,151
CONVERTIBLE BONDS
Communications — 0.20%
231,000	DoorDash Inc(b)(j) (2.64%), 05/15/2030	262,531
525,951	EchoStar Corp(i) 3.88%, 11/30/2030 PIK rate, 0.00%	1,293,839
37,000	InterDigital Inc 3.50%, 06/01/2027	165,446
93,000	Lyft Inc(b)(j) (3.51%), 09/15/2030	112,205
224,000	MakeMyTrip Ltd(b)(j) (1.14%), 07/01/2030	231,264
78,000	Sea Ltd 2.38%, 12/01/2025	154,011
77,000	Spotify USA Inc(j) (58.52%), 03/15/2026	105,221
153,000	Uber Technologies Inc 0.88%, 12/01/2028	224,910
139,000	Wix.com Ltd(b)(j) (1.70%), 09/15/2030	151,788
		2,701,215
Consumer, Cyclical — 0.03%
109,000	Freshpet Inc 3.00%, 04/01/2028	122,516
212,000	NCL Corp Ltd(b) 0.88%, 04/15/2030	249,498
		372,014
Consumer, Non-Cyclical — 0.08%
170,000	Euronet Worldwide Inc(b) 0.63%, 10/01/2030	161,925
308,000	Global Payments Inc 1.50%, 03/01/2031	281,898
140,000	Jazz Investments I Ltd 3.13%, 09/15/2030	166,110
370,000	Post Holdings Inc 2.50%, 08/15/2027	415,140
		1,025,073
Energy — 0.01%
167,000	Northern Oil & Gas Inc 3.63%, 04/15/2029	167,250
Financial — 0.00%(k)
	Kaisa Group Holdings Ltd(b)(g)(j)
185,696	0.00%, 12/31/2026	4,178
Principal Amount(a)		Fair Value
Financial — (continued)
232,132	0.00%, 12/31/2027	$ 4,352
371,394	0.00%, 12/31/2028	6,964
371,394	0.00%, 12/31/2029	6,964
464,244	0.00%, 12/31/2030	8,704
464,244	0.00%, 12/31/2031	8,705
875,822	0.00%, 12/31/2032	16,422
461,712	Sino-Ocean Group Holding Ltd(b)(g)(j) 0.00%, 03/27/2027	3,463
		59,752
Industrial — 0.05%
119,000	Advanced Energy Industries Inc 2.50%, 09/15/2028	164,755
120,000	Fluor Corp 1.13%, 08/15/2029	142,380
64,000	Granite Construction Inc 3.75%, 05/15/2028	153,984
228,000	Itron Inc 1.38%, 07/15/2030	261,288
		722,407
Technology — 0.22%
99,000	Cloudflare Inc(b)(j) (2.54%), 06/15/2030	112,415
163,000	Commvault Systems Inc(b)(j) (0.65%), 09/15/2030	168,216
300,000	CyberArk Software Ltd(b)(j) (3.65%), 06/15/2030	333,119
358,000	Datadog Inc(b)(j) 0.24%, 12/01/2029	354,420
268,000	Guidewire Software Inc(b) 1.25%, 11/01/2029	311,690
142,000	Nova Ltd(b)(j) (3.40%), 09/15/2030	170,704
265,000	Nutanix Inc(b) 0.50%, 12/15/2029	298,311
343,000	Rubrik Inc(b)(j) (0.24%), 06/15/2030	346,944
61,000	Seagate HDD Cayman 3.50%, 06/01/2028	175,680
193,000	Snowflake Inc(j) (9.02%), 10/01/2029	302,142
179,000	Tyler Technologies Inc 0.25%, 03/15/2026	196,453
241,000	Zscaler Inc(b)(j) 0.31%, 07/15/2028	238,952
		3,009,046
Utilities — 0.04%
138,000	Evergy Inc 4.50%, 12/15/2027	173,397
158,000	FirstEnergy Corp(b) 3.88%, 01/15/2031	170,482

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
174,000	UGI Corp 5.00%, 06/01/2028	$ 222,402
		566,281
TOTAL CONVERTIBLE BONDS — 0.63% (Cost $8,982,240)		$8,623,038
FOREIGN GOVERNMENT BONDS AND NOTES
5,065,000	Australia Government Bond AUD, 1.00%, 11/21/2031	2,827,500
23,856	Brazil Notas do Tesouro Nacional Serie F(g) BRL, 10.00%, 01/01/2031	4,035,092
5,345,000	Bundesschatzanweisungen EUR, 1.90%, 09/16/2027	6,260,650
	Chile Government International Bond
2,485,000	5.65%, 01/13/2037	2,610,865
435,000	4.34%, 03/07/2042	384,149
1,575,000	3.10%, 01/22/2061	973,114
2,170,000	3.25%, 09/21/2071	1,346,919
1,105,000	Kyrgyz Republic International Bond(b) 7.75%, 06/03/2030	1,112,771
826,000(l)	Mexican Bonos MXN, 8.50%, 11/18/2038	4,339,407
2,885,000	Mexico Government International Bond 5.38%, 03/22/2033	2,876,345
	Philippine Government International Bond
1,600,000	2.95%, 05/05/2045	1,145,792
800,000	2.65%, 12/10/2045	538,994
800,000	5.90%, 02/04/2050	852,145
130,695,000	Republic of South Africa Government Bond ZAR, 9.00%, 01/31/2040	6,925,281
	Republic of Uzbekistan International Bond
1,125,000	EUR, 5.38%, 05/29/2027(b)	1,359,490
710,000	7.85%, 10/12/2028(b)	763,384
210,000	EUR, 5.10%, 02/25/2029(b)	256,077
650,000	EUR, 5.10%, 02/25/2029	792,618
400,000	3.70%, 11/25/2030	369,342
1,210,000	3.90%, 10/19/2031	1,111,400
1,885,000	6.90%, 02/28/2032(b)	2,025,257
1,040,000	6.95%, 05/25/2032(b)	1,118,736
	Romanian Government International Bond(b)
2,635,000	EUR, 5.88%, 07/11/2032	3,167,878
855,000	EUR, 6.75%, 07/11/2039	1,027,907
	Turkiye Government Bond
117,185,000	TRY, 37.00%, 02/18/2026	2,817,832
93,725,000	TRY, 36.00%, 08/12/2026	2,230,598
1,420,000	Turkiye Government International Bond 6.95%, 09/16/2035	1,429,404
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Uruguay Government International Bond
44,045,000	UYU, 8.50%, 03/15/2028	$ 1,121,675
42,375,000	UYU, 9.75%, 07/20/2033	1,162,939
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 4.14% (Cost $55,228,302)		$56,983,561
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.71%
1,012,124	Angel Oak Mortgage Trust(b)(e) Series 2024-10 Class A1 5.35%, 10/25/2069	1,016,973
370,000	Arixa Mortgage Trust(b) Series 2025-RTL1 Class A1 5.74%, 08/25/2030	371,558
382,476	ATLX Trust(b)(e) Series 2024-RPL2 Class A1 3.85%, 04/25/2063	368,670
1,645,000	BBSG Mortgage Trust(b) Series 2016-MRP Class A 3.28%, 06/05/2036	1,458,989
920,000	Benchmark Mortgage Trust(d) Series 2018-B2 Class A5 3.88%, 02/15/2051	908,442
1,090,000	BINOM Securitization Trust(b)(d) Series 2022-RPL1 Class M1 3.00%, 02/25/2061	904,224
	BPR Trust(b)(c)
	Series 2021-NRD Class E
190,000	9.77%, 12/15/2038 1-mo. SOFR + 5.62%	182,524
	Series 2021-NRD Class F
1,185,000	11.02%, 12/15/2038 1-mo. SOFR + 6.87%	1,133,313
	Series 2022-STAR Class A
1,145,000	7.38%, 08/15/2039 1-mo. SOFR + 3.23%	1,144,862
	BX Trust(b)
	Series 2022-AHP Class B
1,910,000	5.99%, 01/17/2039(c) 1-mo. SOFR + 1.84%	1,907,612
	Series 2024-VLT4 Class A
580,000	5.64%, 06/15/2041(c) 1-mo. SOFR + 1.49%	580,363
	Series 2024-VLT5 Class B
105,000	5.99%, 11/13/2046(d)	107,843
	Series 2025-VLT6 Class A
3,060,000	5.59%, 03/15/2042(c) 1-mo. SOFR + 1.44%	3,059,044
	Series 2025-VLT7 Class A
1,075,000	5.85%, 07/15/2044(c) 1-mo. SOFR + 1.70%	1,077,687

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-VLT7 Class B
955,000	6.15%, 07/15/2044(c) 1-mo. SOFR + 2.00%	$ 958,581
	COMM Mortgage Trust(b)
	Series 2012-LTRT Class A2
64,866	3.40%, 10/05/2030	63,001
	Series 2024-CBM Class A2
200,000	5.87%, 12/10/2041(d)	203,734
990,000	CoreVest American Finance Ltd(b)(e) Series 2023-RTL1 Class A1 7.55%, 12/28/2030	994,464
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
600,000	4.18%, 09/15/2037	515,850
	Series 2014-USA Class C
100,000	4.34%, 09/15/2037	78,975
	Series 2014-USA Class D
200,000	4.37%, 09/15/2037	146,950
	Series 2021-RPL4 Class A1
706,745	4.14%, 12/27/2060(d)	703,879
1,210,000	DC Commercial Mortgage Trust(b)(d) Series 2023-DC Class C 7.38%, 09/12/2040	1,255,518
	Extended Stay America Trust(b)(c)
	Series 2021-ESH Class C
345,743	5.96%, 07/15/2038 1-mo. SOFR + 1.81%	345,743
	Series 2021-ESH Class D
995,066	6.51%, 07/15/2038 1-mo. SOFR + 2.36%	995,066
	Series 2025-ESH Class C
105,000	6.00%, 10/15/2042 1-mo. SOFR + 1.85%	105,262
	Series 2025-ESH Class D
125,000	6.75%, 10/15/2042 1-mo. SOFR + 2.60%	125,390
	Series 2025-ESH Class E
135,000	7.50%, 10/15/2042 1-mo. SOFR + 3.35%	135,338
188,018	GCAT Trust(b)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	183,217
	GS Mortgage Securities Trust
	Series 2013-G1 Class B
183,750	3.84%, 04/10/2031(b)(d)	180,935
	Series 2013-PEMB Class A
300,000	3.67%, 03/05/2033(b)(d)	253,500
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2013-PEMB Class B
250,000	3.67%, 03/05/2033(b)(d)	$ 145,000
	Series 2014-GC22 Class B
200,000	4.39%, 06/10/2047(d)	173,303
	Series 2020-GC47 Class A4
1,500,000	2.12%, 05/12/2053	1,365,163
	JPMorgan Chase Commercial Mortgage Securities Trust(b)
	Series 2012-LC9 Class C
257,791	3.69%, 12/15/2047(d)	250,070
	Series 2025-BMS Class A
500,000	5.75%, 01/15/2042(c) 1-mo. SOFR + 1.60%	499,062
	Series 2025-BMS Class B
300,000	6.15%, 01/15/2042(c) 1-mo. SOFR + 2.00%	299,250
	Legacy Mortgage Asset Trust(b)
	Series 2020-RPL1 Class A2
875,000	3.25%, 09/25/2059(d)	794,973
	Series 2021-GS2 Class A1
310,842	5.75%, 04/25/2061(e)	310,600
	Series 2021-GS4 Class A1
136,441	5.65%, 11/25/2060(e)	136,519
200,000	LEX Mortgage Trust(b)(d) Series 2024-BBG Class A 5.04%, 10/13/2033	201,195
603,922	MFRA Trust(e) Series 2024-NPL1 Class A1 6.33%, 09/25/2054	604,657
750,000	Mill City Mortgage Loan Trust(b)(d) Series 2021-NMR1 Class M2 2.50%, 11/25/2060	661,403
	Morgan Stanley BAML Trust
	Series 2012-CKSV Class A2
162,648	3.28%, 10/15/2030(b)	154,922
	Series 2013-C11 Class B
195,000	4.21%, 08/15/2046(d)	117,487
	Series 2013-C12 Class C
14,221	4.86%, 10/15/2046(d)	13,511
	Series 2016-C30 Class C
785,000	4.14%, 09/15/2049(d)	693,983
1,205,000	New Residential Mortgage Loan Trust(b)(e) Series 2024-RTL1 Class A1 6.66%, 03/25/2039	1,214,095
	New York Mortgage Trust(b)
	Series 2024-BPL2 Class A1
960,000	6.51%, 05/25/2039(e)	969,798

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-BPL3 Class A1
445,000	5.27%, 09/25/2039(e)	$ 445,506
	Series 2024-CP1 Class A1
507,278	3.75%, 02/25/2068(d)	470,726
	Series 2025-R1 Class A
140,079	6.38%, 02/25/2030(e)	140,348
	Pretium Mortgage Credit Partners(b)(e)
	Series 2024-NPL8 Class A1
673,152	5.96%, 11/25/2054	673,875
	Series 2025-NPL3 Class A1
510,242	6.71%, 04/25/2055	514,029
	Series 2025-NPL6 Class A1
475,579	5.74%, 06/25/2055	477,929
	Series 2025-NPL8 Class A1
1,205,887	5.73%, 08/25/2055	1,209,573
	PRP Advisors LLC(b)(e)
	Series 2024-5 Class A1
141,915	5.69%, 09/25/2029	141,943
	Series 2024-7 Class A1
359,363	5.87%, 11/25/2029	359,479
	Series 2025-2 Class A1
153,749	6.47%, 05/25/2030	154,307
1,406,332	RCO IX Mortgage LLC(b)(e) Series 2025-2 Class A1 6.51%, 04/25/2030	1,411,256
673,701	RCO VIII Mortgage LLC(b)(e) Series 2025-3 Class A1 6.43%, 05/25/2030	675,231
1,308,467	RCO X Mortgage LLC(b)(e) Series 2025-1 Class A1 5.88%, 01/25/2030	1,309,588
	Redwood Funding Trust(b)(e)
	Series 2023-1 Class A
423,281	7.50%, 07/25/2059	421,657
	Series 2025-1 Class A
935,008	7.58%, 05/27/2055	938,563
1,055,000	ROC Mortgage Trust(b)(e) Series 2024-RTL1 Class A1 5.59%, 10/25/2039	1,060,894
245,000	TCO Commercial Mortgage Trust(b)(c) Series 2024-DPM Class A 5.39%, 12/15/2039 1-mo. SOFR + 1.24%	245,306
250,000	Toorak Mortgage Trust(b)(e) Series 2024-RRTL1 Class A1 6.60%, 02/25/2039	251,351
	Towd Point Mortgage Trust(b)(d)
	Series 2017-3 Class A2
75,867	3.00%, 07/25/2057	74,815
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-4 Class M1
140,000	3.50%, 10/25/2059	$ 122,969
1,240,000	TVC Mortgage Trust(b)(e) Series 2024-RRTL1 Class A1 5.55%, 07/25/2039	1,242,143
	UBS Commercial Mortgage Trust
	Series 2018-C10 Class A3
1,272,998	4.05%, 05/15/2051	1,266,663
	Series 2018-C14 Class C
100,000	5.38%, 12/15/2051(d)	93,669
	VCAT LLC(b)(e)
	Series 2025-NPL1 Class A1
438,307	5.88%, 01/25/2055	442,514
	Series 2025-NPL3 Class A1
1,032,379	5.89%, 02/25/2055	1,033,464
36,760	VOLT XCVII LLC(b)(e) Series 2021-NPL6 Class A1 6.24%, 04/25/2051	36,754
	Wells Fargo Commercial Mortgage Trust
	Series 2013-LC12 Class B
7,334	3.91%, 07/15/2046(d)	7,114
	Series 2016-C36 Class AS
1,345,000	3.42%, 11/15/2059	1,315,409
	Series 2016-C36 Class B
160,000	3.67%, 11/15/2059(d)	150,501
	Series 2025-5C3 Class A3
3,148,000	6.10%, 01/15/2058	3,339,161
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
830,741	4.28%, 08/15/2046(d)	800,394
	Series 2014-C20 Class B
156,940	4.38%, 05/15/2047	140,659
		51,040,288
U.S. Government Agency — 23.05%
476,000	Connecticut Avenue Securities Trust(b)(c) Series 2023-R01 Class 1M2 8.11%, 12/25/2042 1-mo. SOFR + 3.75%	499,800
	Federal Home Loan Mortgage Corp
1,893	2.50%, 01/01/2029	1,861
36,714	3.00%, 11/01/2034	35,577
12,348	2.50%, 06/01/2035	11,659
111,398	2.00%, 09/01/2035	103,000
83,906	2.00%, 10/01/2035	77,580
211,510	2.00%, 12/01/2035	195,563
29,378	3.00%, 09/01/2036	27,883
5,666,291	2.50%, 03/01/2037	5,346,269
1,745,183	2.50%, 04/01/2037	1,655,697

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
2,966,855	2.00%, 01/01/2042	$ 2,566,009
2,831,444	2.50%, 01/01/2042	2,529,453
35,441	3.00%, 12/01/2046	32,067
20,562	4.00%, 05/01/2047	19,793
16,046	4.50%, 10/01/2047	15,866
22,971	4.00%, 02/01/2048	22,044
2,357	4.50%, 06/01/2048	2,329
5,956	4.00%, 10/01/2048	5,732
7,039	3.50%, 09/01/2049	6,505
435,431	3.50%, 10/01/2049	402,256
9,890	3.00%, 11/01/2049	8,794
1,805,652	3.00%, 02/01/2051	1,612,783
1,861,441	2.00%, 03/01/2051	1,541,992
4,091,794	2.00%, 05/01/2051	3,323,359
3,399,016	3.00%, 07/01/2051	3,034,119
2,268,141	2.50%, 09/01/2051	1,917,100
3,910,505	2.00%, 10/01/2051	3,180,643
3,093,201	2.50%, 02/01/2052	2,641,243
3,257,244	3.00%, 04/01/2052	2,891,241
745,063	2.50%, 05/01/2052	638,928
3,538,829	3.50%, 05/01/2052	3,258,677
5,356,732	4.50%, 07/01/2052	5,236,948
1,864,180	3.50%, 08/01/2052	1,710,413
3,065,908	4.50%, 08/01/2052	3,003,740
2,295,463	4.50%, 09/01/2052	2,246,066
2,873,237	5.50%, 09/01/2052	2,923,010
3,922,925	5.00%, 10/01/2052	3,936,094
2,127,909	5.50%, 01/01/2053	2,179,879
3,519,674	6.00%, 02/01/2053	3,645,229
3,347,367	5.50%, 05/01/2053	3,412,559
4,082,310	5.50%, 07/01/2053	4,167,688
3,104,170	5.50%, 08/01/2053	3,175,506
3,250,274	6.50%, 10/01/2053	3,394,618
1,509,586	5.00%, 12/01/2054	1,508,988
1,517,110	5.00%, 01/01/2055	1,516,785
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K136 Class A2
2,140,000	2.13%, 11/25/2031	1,904,343
	Series K517 Class A2
2,950,000	5.36%, 01/25/2029(d)	3,068,598
	Series K522 Class A2
2,708,705	4.80%, 05/25/2029	2,772,472
	Series K532 Class A2
3,200,000	4.25%, 11/25/2029(d)	3,221,063
	Series K533 Class A2
3,100,000	4.23%, 12/25/2029(d)	3,118,063
	Series K535 Class A2
3,040,000	4.69%, 11/25/2029(d)	3,108,574
	Series K537 Class A2
1,860,000	4.43%, 02/25/2030(d)	1,885,291
	Series K539 Class A2
2,800,000	4.41%, 01/25/2030(d)	2,835,602
	Series K753 Class A2
3,160,000	4.40%, 10/25/2030	3,200,248
	Series K760 Class A2
2,480,000	4.55%, 01/25/2032(d)	2,523,062
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
2,970,747	3.50%, 09/15/2047	$ 2,741,377
	Series 5238 Class BC
3,259,762	4.00%, 09/25/2049	3,196,539
	Series 5544 Class ME
3,225,265	4.50%, 04/25/2049	3,215,747
	Series 5559 Class BA
1,560,010	5.00%, 02/25/2052	1,558,814
1,120,000	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(c) Series 2022-DNA4 Class M1B 7.71%, 05/25/2042 1-mo. SOFR + 3.35%	1,162,347
	Federal National Mortgage Association
1,500,000	4.74%, 12/01/2029	1,535,515
1,540,000	4.85%, 01/01/2030	1,583,377
1,600,000	4.94%, 02/01/2030	1,649,260
146,139	3.00%, 10/01/2033	142,267
12,893	3.00%, 06/01/2034	12,480
12,196	3.00%, 07/01/2034	11,840
6,028	3.00%, 11/01/2034	5,834
215,488	2.00%, 10/01/2035	199,243
208,558	2.00%, 11/01/2035	192,651
2,579,282	2.00%, 02/01/2037	2,389,435
2,429,663	2.00%, 03/01/2037	2,246,317
2,298,781	2.50%, 03/01/2037	2,173,185
3,163,591	2.50%, 04/01/2037	2,978,857
3,006,413	2.50%, 02/01/2042	2,683,907
3,103,817	5.00%, 05/01/2043	3,140,429
3,455,607	5.00%, 06/01/2043	3,487,492
2,021,342	3.50%, 07/01/2047	1,910,388
19,907	4.00%, 09/01/2047	19,182
6,007	3.50%, 03/01/2048	5,574
4,796	4.00%, 06/01/2048	4,608
1,725,513	3.00%, 01/01/2049	1,573,706
5,224	3.00%, 12/01/2049	4,645
4,858	3.00%, 01/01/2050	4,319
22,431	2.50%, 05/01/2050	19,108
125,437	2.50%, 07/01/2050	106,855
7,270	2.50%, 08/01/2050	6,190
3,718,964	2.00%, 11/01/2050	3,053,122
2,632,872	2.00%, 12/01/2050	2,176,024
3,127,004	2.00%, 01/01/2051	2,584,145
2,967,315	2.50%, 10/01/2051	2,537,698
6,205,053	2.50%, 01/01/2052	5,274,009
5,890,773	3.50%, 01/01/2052	5,419,348
10,074,256	2.50%, 02/01/2052	8,607,799
12,368,013	2.00%, 03/01/2052	10,118,141
3,102,645	2.50%, 03/01/2052	2,653,703
11,799,108	3.00%, 03/01/2052	10,482,632

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
2,624,928	3.50%, 04/01/2052	$ 2,418,299
6,948,743	4.00%, 06/01/2052	6,588,658
2,926,717	4.00%, 07/01/2052	2,772,389
3,514,863	4.00%, 08/01/2052	3,325,212
2,294,157	5.00%, 08/01/2052	2,290,053
3,374,308	4.50%, 09/01/2052	3,303,585
1,639,115	5.00%, 10/01/2052	1,638,239
3,000,581	5.50%, 10/01/2052	3,045,906
1,366,975	6.00%, 03/01/2053	1,416,509
2,001,940	6.00%, 08/01/2053	2,052,375
1,060,251	6.00%, 09/01/2053	1,086,239
1,501,694	6.00%, 10/01/2053	1,547,422
3,247,387	6.00%, 11/01/2053	3,365,235
2,856,083	6.00%, 06/01/2054	2,924,778
2,681,552	6.50%, 09/01/2054	2,791,444
826,688	5.00%, 10/01/2054	828,954
3,056,280	5.00%, 11/01/2054	3,051,477
2,903,873	5.50%, 11/01/2054	2,956,933
3,279,087	5.00%, 12/01/2054	3,271,939
1,109,616	4.50%, 02/01/2055	1,084,819
3,222,229	5.50%, 03/01/2055	3,275,586
	Federal National Mortgage Association Alternative Credit Enhancement Security(d)
	Series 2018-M2 Class A2
1,954,735	3.00%, 01/25/2028	1,910,591
	Series 2018-M3 Class A2
2,874,048	3.16%, 02/25/2030	2,765,295
	Series 2023-M5 Class 2A2
4,204,297	4.50%, 07/25/2028	4,234,331
	Government National Mortgage Association
15,678	3.50%, 04/20/2047	14,435
9,367	4.00%, 04/20/2047	8,963
15,499	3.00%, 02/20/2048	14,005
20,127	3.50%, 02/20/2048	18,684
2,913,627	2.50%, 03/20/2051	2,497,909
1,885,822	3.00%, 08/20/2051	1,685,107
6,946,212	2.50%, 11/20/2051	5,982,922
7,260,079	2.00%, 12/20/2051	6,002,012
6,575,522	3.50%, 02/20/2052	6,029,819
2,884,524	3.50%, 06/20/2052	2,641,869
3,418,418	4.00%, 07/20/2052	3,218,898
3,392,679	3.50%, 08/20/2052	3,105,258
5,949,767	4.50%, 08/20/2052	5,814,068
4,112,304	4.50%, 09/20/2052	4,006,136
1,610,745	5.00%, 09/20/2052	1,607,839
1,532,293	5.00%, 10/20/2052	1,537,101
1,455,129	5.00%, 05/20/2053	1,452,504
5,799,509	5.00%, 06/20/2053	5,798,132
	Series 2024-125 Class H
1,890,800	4.50%, 10/20/2051	1,872,333
		317,423,032
TOTAL MORTGAGE-BACKED SECURITIES — 26.76% (Cost $379,486,962)		$368,463,320
Principal Amount(a)		Fair Value
U.S. GOVERNMENT AGENCY BONDS AND NOTES
8,000,000	Federal Farm Credit Bank Funding Corp 4.50%, 03/13/2026	8,016,137
4,000,000	Federal Home Loan Bank 1.75%, 01/19/2029	3,747,486
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.85% (Cost $11,669,309)		$11,763,623
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
13,185,000	4.63%, 02/28/2026(m)	13,221,465
9,200,000	3.75%, 08/31/2026	9,200,288
44,260,000	3.75%, 04/30/2027	44,322,240
30,900,000	3.75%, 06/30/2027	30,955,523
17,300,000	4.25%, 02/15/2028	17,545,309
26,400,000	3.88%, 07/15/2028	26,571,187
13,400,000	4.00%, 02/28/2030	13,555,461
35,130,000	4.00%, 03/31/2030	35,532,074
21,500,000	3.88%, 07/31/2030	21,629,336
19,100,000	4.38%, 01/31/2032	19,628,234
19,200,000	4.00%, 07/31/2032	19,290,000
17,500,000	4.25%, 08/15/2035	17,642,188
15,500,000	4.63%, 11/15/2044	15,355,898
25,000,000	4.75%, 02/15/2045(m)	25,156,250
30,700,000	4.75%, 05/15/2055	30,795,937
TOTAL U.S. TREASURY BONDS AND NOTES — 24.72% (Cost $337,218,276)		$340,401,390
Shares
COMMON STOCK
Communications — 0.05%
285,795	Altice USA Inc Class A(n)	688,766
Consumer, Non-Cyclical — 0.18%
29,162	BioMarin Pharmaceutical Inc(n)	1,579,414
47,483	Teva Pharmaceutical Industries Ltd Sponsored ADR(n)	959,156
		2,538,570
Financial — 0.00%(k)
85,019	Sunac China Holdings Ltd	18,558
116,370	Yuzhou Group Holdings Co Ltd(n)	3,813
		22,371

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Industrial — 0.03%
40,606	Cemex SAB de CV Sponsored ADR	$ 365,048
TOTAL COMMON STOCK — 0.26% (Cost $7,444,877)		$3,614,755
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.01%
1,850	QXO Inc 5.50%(n)	101,731
TOTAL CONVERTIBLE PREFERRED STOCK — 0.01% (Cost $111,622)		$101,731
PREFERRED STOCK
Financial — 0.01%
2,850	Apollo Global Management Inc	201,052
Industrial — 0.05%
9,539	Boeing Co	662,579
Utilities — 0.02%
6,788	PG&E Corp	268,669
TOTAL PREFERRED STOCK — 0.08% (Cost $977,664)		$1,132,300
GOVERNMENT MONEY MARKET MUTUAL FUNDS
14,954,139	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(o), 4.09%(p)	14,954,139
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.09% (Cost $14,954,139)		$14,954,139
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Convertible Bonds — 0.00%(k)
139,283	Kaisa Group Holdings Ltd(b)(g)(j) 0.00%, 12/31/2025	3,482
U.S. Government Agency Bonds and Notes — 0.47%
6,450,000	Federal Home Loan Bank(j) 4.01%, 10/01/2025	6,450,000
U.S. Treasury Bonds and Notes — 2.57%
	U.S. Treasury Bills(j)
300,000	4.20%, 10/16/2025	299,477
7,020,000	4.23%, 12/18/2025	6,956,220
7,120,000	4.19%, 12/26/2025(f)	7,049,404
5,000,000	4.22%, 01/15/2026	4,938,654
1,800,000	4.22%, 01/22/2026	1,776,482
7,255,000	4.06%, 02/05/2026(f)	7,152,461
7,335,000	3.97%, 02/26/2026(f)	7,217,234
		35,389,932
TOTAL SHORT TERM INVESTMENTS — 3.04% (Cost $41,942,546)		$41,843,414
TOTAL INVESTMENTS — 99.10% (Cost $1,379,315,624)		$1,364,512,263
OTHER ASSETS & LIABILITIES, NET — 0.90%		$12,332,023
TOTAL NET ASSETS — 100.00%		$1,376,844,286

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the aggregate fair value of 144A securities was $329,715,790, representing 23.95% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of September 30, 2025.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2025. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan as of September 30, 2025.
(g)	Security in default.
(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Represents less than 0.005% of net assets.
(l)	Principal amount is stated in 100 Mexican Peso Units.
(m)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(n)	Non-income producing security.
(o)	Collateral received for securities on loan.
(p)	Rate shown is the 7-day yield as of September 30, 2025.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
As of September 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	763	USD	85,838	Dec 2025	$346,023
U.S. 10 Year Treasury Ultra Futures	26	USD	2,992	Dec 2025	(21,938)
U.S. 2 Year Treasury Note Futures	70	USD	14,588	Dec 2025	(2,188)
U.S. 5 Year Treasury Note Futures	2,976	USD	324,965	Dec 2025	387,704
U.S. Long Bond Futures	43	USD	5,014	Dec 2025	56,695
Short
U.S. 10 Year Treasury Ultra Futures	1,405	USD	161,685	Dec 2025	(1,750,994)
U.S. 2 Year Treasury Note Futures	146	USD	30,426	Dec 2025	(16,142)
U.S. Long Bond Futures	116	USD	13,525	Dec 2025	(282,747)
U.S. Ultra Bond Futures	108	USD	12,967	Dec 2025	(325,302)
				Net Depreciation	$(1,608,889)
As of September 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized (Depreciation)
BA	USD	2,511,080	EUR	2,135,000	12/17/2025	$(6,695)
					Net Depreciation	$(6,695)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro Dollar
MXN	Mexican Peso
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Abbreviations
BA	Bank of America Corp
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2025(Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 6.03%
	1988 Ltd(a)(b)
	Series 2024-4A Class C
$ 1,200,000	6.92%, 04/15/2037 3-mo. SOFR + 2.60%	$ 1,205,450
	Series 2024-4A Class D
975,000	8.57%, 04/15/2037 3-mo. SOFR + 4.25%	983,374
	AGL Ltd(a)(b)
	Series 2025-40A Class A1
3,600,000	5.55%, 07/22/2038 3-mo. SOFR + 1.24%	3,607,621
	Series 2025-44A Class A
2,500,000	5.10%, 10/22/2037 3-mo. SOFR + 1.15%	2,461,748
1,400,000	American Express Credit Account Master Trust Series 2025-3 Class A 4.51%, 04/15/2032	1,427,453
925,000	Brookhaven Park Ltd(a)(b) Series 2024-1A Class A 5.83%, 04/19/2037 3-mo. SOFR + 1.50%	927,380
2,150,000	Carlyle Global Market Strategies Ltd(a)(b) Series 2025-3A Class A 5.64%, 07/25/2038 3-mo. SOFR + 1.38%	2,157,813
2,150,000	CBAMR Ltd(a)(b) Series 2017-4A Class A1R 5.70%, 03/31/2038 3-mo. SOFR + 1.42%	2,156,005
2,600,000	Diameter Capital Ltd(a)(b) Series 2022-4A Class A1R 6.15%, 01/15/2037 3-mo. SOFR + 1.83%	2,610,403
875,000	Elmwood Ltd(a)(b) Series 2024-8A Class A1 5.68%, 10/18/2037 3-mo. SOFR + 1.35%	877,185
	Exeter Automobile Receivables Trust
	Series 2025-1A Class A2
243,916	4.70%, 09/15/2027	244,065
	Series 2025-1A Class A3
250,000	4.67%, 08/15/2028	250,558
900,000	Ford Credit Auto Owner Trust(a)(c) Series 2024-1 Class A 4.87%, 08/15/2036	921,606
1,100,000	Generate Ltd(a)(b) Series 2024-20A Class A 5.61%, 01/25/2038 3-mo. SOFR + 1.30%	1,103,465
5,047	GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A 5.12%, 02/16/2027	5,049
Principal Amount		Fair Value
Non-Agency — (continued)
$ 158,117	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 5.99%, 05/20/2054 1-mo. SOFR + 1.60%	$ 158,812
2,375,000	Morgan Stanley Eaton Vance Ltd(a)(b) Series 2021-1A Class A1R 5.23%, 10/23/2037 3-mo. SOFR + 1.29%	2,380,788
850,000	Neuberger Berman Loan Advisers Ltd(a)(b) Series 2024-54A Class D 7.82%, 04/23/2038 3-mo. SOFR + 3.50%	854,140
1,250,000	Oaktree Ltd(a)(b) Series 2024-25A Class A 5.88%, 04/20/2037 3-mo. SOFR + 1.55%	1,254,540
1,450,000	OHA Credit Funding Ltd(a)(b) Series 2023-15RA Class A 5.60%, 07/20/2038 3-mo. SOFR + 1.29%	1,454,802
2,000,000	Regatta Funding Ltd(a)(b) Series 2025-4A Class A1 5.63%, 07/25/2038 3-mo. SOFR + 1.34%	2,010,998
	Santander Drive Auto Receivables Trust
	Series 2025-1 Class A2
162,593	4.76%, 08/16/2027	162,695
	Series 2025-1 Class A3
875,000	4.74%, 01/16/2029	878,827
955,067	Toyota Auto Receivables Owner Trust Series 2023-B Class A3 4.71%, 02/15/2028	958,528
2,350,000	Warwick Capital Ltd(a)(b) Series 2023-1A Class AR 5.25%, 10/20/2038 3-mo. SOFR + 1.28%	2,351,027
TOTAL ASSET-BACKED SECURITIES — 6.03% (Cost $33,320,900)		$33,404,332
CORPORATE BONDS AND NOTES
Communications — 0.19%
350,000	AppLovin Corp 5.50%, 12/01/2034	361,286
217,000	Expedia Group Inc 3.25%, 02/15/2030	207,331
500,000	Uber Technologies Inc(a) 4.50%, 08/15/2029	498,582
		1,067,199
Consumer, Cyclical — 0.22%
517,000	Ford Motor Credit Co LLC 5.85%, 05/17/2027	523,391
	Marriott International Inc
237,000	4.88%, 05/15/2029	241,602

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2025(Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 500,000	2.85%, 04/15/2031	$ 460,117
		1,225,110
Consumer, Non-Cyclical — 1.01%
$ 560,000	Bristol-Myers Squibb Co 4.90%, 02/22/2029	575,007
425,000	Cigna Group 5.13%, 05/15/2031	439,791
425,000	HCA Inc 5.45%, 04/01/2031	441,779
	Mars Inc(a)
1,075,000	4.80%, 03/01/2030	1,095,185
975,000	5.00%, 03/01/2032	997,491
1,325,000	5.20%, 03/01/2035	1,354,331
	Solventum Corp
293,000	5.40%, 03/01/2029	302,373
375,000	5.60%, 03/23/2034	390,424
		5,596,381
Financial — 0.27%
150,000	Blackstone Private Credit Fund(d) 6.00%, 01/29/2032	154,781
300,000	Blackstone Secured Lending Fund 5.88%, 11/15/2027	307,405
464,000	Chubb Corp 6.80%, 11/15/2031	521,091
490,000	Citigroup Inc 6.02%, 01/24/2036	513,317
		1,496,594
Industrial — 0.69%
	Boeing Co
880,000	2.20%, 02/04/2026	873,335
650,000	6.30%, 05/01/2029	689,811
405,000	8.75%, 09/15/2031	483,790
360,000	6.53%, 05/01/2034	397,968
500,000	Carrier Global Corp 2.70%, 02/15/2031	458,946
280,000	IDEX Corp 2.63%, 06/15/2031	253,480
286,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 5.25%, 07/01/2029	294,088
352,000	Waste Management Inc 4.95%, 07/03/2031	363,929
		3,815,347
Technology — 0.29%
241,000	Constellation Software Inc(a) 5.16%, 02/16/2029	246,110
614,000	Oracle Corp 5.25%, 02/03/2032	633,001
	Synopsys Inc
401,000	5.00%, 04/01/2032	409,781
Principal Amount		Fair Value
Technology — (continued)
$ 282,000	5.15%, 04/01/2035	$ 286,866
		1,575,758
TOTAL CORPORATE BONDS AND NOTES — 2.67% (Cost $14,382,722)		$14,776,389
MORTGAGE-BACKED SECURITIES
Non-Agency — 4.54%
	BANK5
	Series 2024-5YR10 Class A3
700,000	5.30%, 10/15/2057	721,414
	Series 2024-5YR10 Class AS
300,000	5.64%, 10/15/2057	307,102
	Series 2024-5YR7 Class A3
650,000	5.77%, 06/15/2057	678,386
	Series 2025-5YR15 Class A3
900,000	5.45%, 07/15/2058	935,100
1,050,000	Barclays Commercial Mortgage Securities Trust Series 2025-5C36 Class A3 5.52%, 08/15/2058	1,096,041
525,000	BMO Mortgage Trust(e) Series 2022-C2 Class A5 4.97%, 07/15/2054	530,936
	BX Trust(a)(b)
	Series 2024-BIO Class A
1,050,000	5.79%, 02/15/2041 1-mo. SOFR + 1.64%	1,048,359
	Series 2024-BRVE Class A
956,405	5.99%, 04/15/2026 1-mo. SOFR + 1.84%	957,600
	Series 2024-XL5 Class A
440,319	5.54%, 03/15/2041 1-mo. SOFR + 1.39%	440,594
	Series 2025-BCAT Class A
1,437,427	5.53%, 08/15/2042 1-mo. SOFR + 1.38%	1,438,775
	Chase Home Lending Mortgage Trust(a)(e)
	Series 2024-3 Class A5
200,000	6.00%, 02/25/2055	205,782
	Series 2024-3 Class A5A
250,000	5.50%, 02/25/2055	250,580
	Series 2024-3 Class A7
100,000	6.00%, 02/25/2055	101,561
630,145	CIM Trust(a)(c) Series 2025-I1 Class A2 5.91%, 10/25/2069	637,304
	Durst Commercial Mortgage Trust(a)(e)
	Series 2025-151 Class A
1,150,000	5.32%, 08/10/2042	1,170,265
	Series 2025-151 Class B
1,400,000	5.77%, 08/10/2042	1,426,871

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2025(Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 550,000	Houston Galleria Mall Trust(a)(e) Series 2025-HGLR Class A 5.64%, 02/05/2045	$ 568,697
450,000	Hudson Yards Mortgage Trust(a)(e) Series 2025-SPRL Class D 6.55%, 01/13/2040	467,940
	IRV Trust(a)(e)
	Series 2025-200P Class A
550,000	5.47%, 03/14/2047	562,203
	Series 2025-200P Class C
575,000	5.92%, 03/14/2047	571,099
	JPMorgan Mortgage Trust(a)
	Series 2024-1 Class A4
402,882	6.00%, 06/25/2054(e)	406,597
	Series 2024-VIS2 Class A1
917,361	5.85%, 11/25/2064(c)	926,938
975,000	Ladder Capital Commercial Mortgage(a) Series 2017-LC26 Class A4 3.55%, 07/12/2050	958,360
	MSWF Commercial Mortgage Trust
	Series 2023-2 Class A2
625,000	6.89%, 12/15/2056	660,397
	Series 2023-2 Class A5
325,000	6.01%, 12/15/2056(e)	351,682
	NYC Commercial Mortgage Trust(a)
	Series 2025-300P Class A
1,100,000	4.88%, 07/13/2042(e)	1,105,317
	Series 2025-3BP Class B
300,000	5.84%, 02/15/2042(b) 1-mo. SOFR + 1.69%	299,746
2,025,000	Onslow Bay Financial LLC(a)(c) Series 2025-NQM15 Class A1A 5.14%, 07/27/2065	2,032,930
	ROCC Trust(a)
	Series 2024-CNTR Class A
1,350,000	5.39%, 11/13/2041	1,390,926
	Series 2024-CNTR Class D
600,000	7.11%, 11/13/2041	625,876
518,974	Verus Securitization Trust(a)(e) Series 2022-1 Class A3 3.29%, 01/25/2067	474,823
	Wells Fargo Commercial Mortgage Trust
	Series 2024-1CHI Class A
875,000	5.48%, 07/15/2035(a)(e)	883,011
	Series 2024-1CHI Class B
550,000	5.93%, 07/15/2035(a)(e)	553,995
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-C63 Class A5
$ 330,000	5.31%, 08/15/2057	$ 341,780
		25,128,987
U.S. Government Agency — 1.31%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2024-R01 Class 1M2
250,000	6.16%, 01/25/2044 1-mo. SOFR + 1.80%	252,040
	Series 2024-R02 Class 1M2
775,000	6.16%, 02/25/2044 1-mo. SOFR + 1.80%	781,375
	Series 2024-R03 Class 2M2
300,000	6.31%, 03/25/2044 1-mo. SOFR + 1.95%	302,262
6,052,744	Government National Mortgage Association 4.50%, 11/20/2052	5,912,827
		7,248,504
TOTAL MORTGAGE-BACKED SECURITIES — 5.85% (Cost $31,891,682)		$32,377,491
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
81,742,840(f)	2.13%, 04/15/2029	84,377,732
71,473,284(f)	1.63%, 10/15/2029	72,890,547
84,702,852(f)	1.63%, 04/15/2030	86,004,326
40,930,290(f)	0.13%, 07/15/2031	38,221,728
14,077,186(f)	0.13%, 01/15/2032	12,961,559
47,654,166(f)	1.88%, 07/15/2034	48,348,530
20,512,744(f)	2.13%, 01/15/2035	21,117,798
60,894,391(f)	1.88%, 07/15/2035	61,302,094
	United States Treasury Note/Bond
5,050,000	3.63%, 09/30/2030	5,024,356
5,140,000	3.88%, 09/30/2032	5,123,135
TOTAL U.S. TREASURY BONDS AND NOTES — 78.63% (Cost $431,590,164)		$435,371,805

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2025(Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
160,500	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(g), 4.09%(h)	$ 160,500
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.03% (Cost $160,500)		$160,500
TOTAL INVESTMENTS — 93.21% (Cost $511,345,968)		$516,090,517
OTHER ASSETS & LIABILITIES, NET — 6.79%		$37,606,361
TOTAL NET ASSETS — 100.00%		$553,696,878
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the aggregate fair value of 144A securities was $54,804,770, representing 9.90% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of September 30, 2025.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of September 30, 2025. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan as of September 30, 2025.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Principal amount of the security is adjusted for inflation.
(g)	Collateral received for securities on loan.
(h)	Rate shown is the 7-day yield as of September 30, 2025.
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation Protected Securities
As of September 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	245	USD	27,563	Dec 2025	$84,436
U.S. 2 Year Treasury Note Futures	932	USD	194,227	Dec 2025	(73,959)
U.S. Long Bond Futures	65	USD	7,579	Dec 2025	147,692
Short
U.S. 10 Year Treasury Ultra Futures	285	USD	32,797	Dec 2025	(243,630)
U.S. 5 Year Treasury Note Futures	518	USD	56,563	Dec 2025	(51,190)
U.S. Ultra Bond Futures	27	USD	3,242	Dec 2025	(10,620)
				Net Depreciation	$(147,271)
As of September 30, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Annually	3.06%	Annually	USD	22,400	08/31/2027	$17,398	$(252)	$17,650
1-day SOFR	Annually	3.29%	Annually	USD	40,790	09/15/2027	18,606	(26,044)	44,650
3.37%	Annually	1-day SOFR	Annually	USD	127,070	06/23/2028	211,836	(72,276)	284,112
1-day SOFR	Annually	3.25%	Annually	USD	20,660	02/28/2030	58,475	(53,050)	111,525
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 30, 2025(Unaudited)
As of September 30, 2025, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Annually	3.60%	Annually	USD	133,490	06/23/2030	$(444,374)	$10,707	$(455,081)
1-day SOFR	Annually	3.53%	Annually	USD	7,650	07/15/2030	(37,985)	(7,451)	(30,534)
3.37%	Annually	1-day SOFR	Annually	USD	9,370	11/06/2030	2,077	(3,082)	5,159
3.38%	Annually	1-day SOFR	Annually	USD	31,800	08/31/2031	2,716	67,291	(64,575)
3.85%	Annually	1-day SOFR	Annually	USD	11,340	05/21/2032	181,774	126,299	55,476
4.10%	Annually	1-day SOFR	Annually	USD	32,510	06/24/2035	190,976	32,900	158,076
1-day SOFR	Annually	3.81%	Annually	USD	17,490	08/31/2036	(139,715)	(130,412)	(9,304)
4.57%	Annually	1-day SOFR	Annually	USD	43,640	07/16/2040	149,024	(41,195)	190,219
1-day SOFR	Annually	4.21%	Annually	USD	7,450	05/21/2055	(8,228)	(4,255)	(3,973)
1-day SOFR	Annually	3.85%	Annually	USD	33,690	07/17/2055	(28,110)	21,927	(50,036)
1-day SOFR	Annually	3.98%	Annually	USD	2,490	11/06/2055	(19,715)	(20,454)	739
							$154,755	$(99,347)	$254,103
As of September 30, 2025, the Fund held the following centrally cleared inflation swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
CPI-U	At Maturity	2.59%	At Maturity	USD	17,730	12/12/2029	$249,129	$160,896	$88,233
CPI-U	At Maturity	2.57%	At Maturity	USD	15,740	11/28/2032	205,738	170,216	35,522
							$454,867	$331,112	$123,755
Abbreviations
CPI-U	United States of America Consumer Price Index
SOFR	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.82%
$ 15,790	Air Liquide SA	$ 3,289,961
4,987	Akzo Nobel NV	355,912
30,792	Anglo American PLC	1,160,667
10,375	Antofagasta PLC	385,705
12,323	ArcelorMittal SA	444,565
1,463	Arkema SA	92,766
36,200	Asahi Kasei Corp	284,522
24,434	BASF SE	1,220,830
168,151	BHP Group Ltd	4,697,332
11,632	BlueScope Steel Ltd	174,723
8,414	Boliden AB(a)	343,446
3,305	Brenntag SE	198,045
5,265	Covestro AG(a)	360,375
4,802	DSM-Firmenich AG	409,700
187	EMS-Chemie Holding AG(a)	132,858
57,863	Evolution Mining Ltd	412,478
6,758	Evonik Industries AG	117,516
46,167	Fortescue Ltd	571,752
5,975	Fresnillo PLC	190,433
257	Givaudan SA(a)	1,048,314
279,223	Glencore PLC	1,285,808
1,732	Holmen AB Class B	65,806
17,938	ICL Group Ltd	112,010
15,800	JFE Holdings Inc	193,884
5,600	Johnson Matthey PLC	151,568
24,900	Kaneka Corp	708,179
51,500	Kansai Paint Co Ltd	839,370
38,200	Kemira OYJ	857,647
480,500	Kingboard Holdings Ltd	1,703,301
51,300	Kuraray Co Ltd	589,664
162,700	Mitsubishi Chemical Group Corp	934,573
24,700	Mitsubishi Gas Chemical Co Inc	440,694
21,200	Mitsui Chemicals Inc	529,893
11,314	Mondi PLC	156,420
23,100	Nippon Paint Holdings Co Ltd	157,597
4,200	Nippon Sanso Holdings Corp	148,746
37,500	Nippon Soda Co Ltd	874,017
126,000	Nippon Steel Corp	518,961
19,100	Nitto Denko Corp	452,761
41,763	Norsk Hydro ASA	283,952
38,798	Northern Star Resources Ltd	605,843
9,285	Novonesis Class B(a)	571,436
709,600	Perseus Mining Ltd	2,282,968
36,825	Rio Tinto Ltd	2,970,416
30,615	Rio Tinto PLC	2,017,396
45,600	Shin-Etsu Chemical Co Ltd	1,493,105
16,900	Solvay SA	538,135
124,932	South32 Ltd	226,466
6,500	Sumitomo Metal Mining Co Ltd	209,267
1,706	Syensqo SA	138,507
3,515	Symrise AG	305,701
33,900	Tokuyama Corp	841,126
51,400	Tokyo Steel Manufacturing Co Ltd	506,435
Shares		Fair Value
Basic Materials — (continued)
$ 40,100	Toray Industries Inc	$ 255,829
13,734	UPM-Kymmene OYJ(a)	376,129
9,300	Yamato Kogyo Co Ltd	571,338
17,479	Yara International ASA	640,675
		41,447,523
Communications — 5.65%
215,100	Airtel Africa PLC(b)	705,798
22,594	Auto Trader Group PLC(b)	239,962
647,089	BT Group PLC	1,664,328
10,587	CAR Group Ltd	257,484
4,827	Delivery Hero SE(a)(b)	138,605
95,277	Deutsche Telekom AG	3,246,046
4,103	Elisa OYJ(a)	215,360
65,817	Grab Holdings Ltd Class A(a)	396,218
91,000	HKT Trust & HKT Ltd	134,545
33,510	Informa PLC	414,974
23,900	IPSOS SA	1,067,890
87,300	KDDI Corp	1,392,306
101,098	Koninklijke KPN NV	485,225
77,200	LY Corp	247,813
337,600	M3 Inc	5,465,174
37,700	Metropole Television SA	566,472
5,500	MonotaRO Co Ltd	79,853
418,336	Nokia OYJ(a)	2,011,700
199,000	NOS SGPS SA	910,729
1,401,000	NTT Inc	1,464,495
91,011	Orange SA	1,476,291
17,083	Pearson PLC	242,824
52,562	Prosus NV	3,716,935
12,773	Publicis Groupe SA	1,229,191
43,700	Rakuten Group Inc(a)	283,380
19,800	Reach PLC	17,682
46,482	Scout24 SE(b)	5,831,527
10,508	Sea Ltd ADR(a)	1,878,095
200,600	Singapore Telecommunications Ltd	641,332
797,400	SoftBank Corp	1,172,816
26,100	SoftBank Group Corp	3,293,312
4,173	Spotify Technology SA(a)	2,912,754
728	Swisscom AG(a)	529,147
16,232	Tele2 AB Class B	276,895
310,326	Telecom Italia SpA(a)	162,593
159,389	Telefonaktiebolaget LM Ericsson Class B	1,320,698
105,540	Telefonica SA	543,132
17,953	Telenor ASA	297,903
32,700	Television Francaise 1 SA	333,430
65,475	Telia Co AB(a)	249,785
113,533	Telstra Group Ltd	361,957
120,000	Tencent Holdings Ltd	10,225,152
3,400	Trend Micro Inc	186,091
2,208,211	Vodafone Group PLC	2,567,340
1,409	Wix.com Ltd(a)	250,281
33,139	WPP PLC	165,143
11,100	ZOZO Inc	101,994
		61,372,657

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — 15.67%
$ 5,009	Accor SA	$ 237,980
6,944	AddTech AB Class B(a)	225,890
4,655	adidas AG(a)	986,311
14,100	Aisin Corp	243,509
12,636	Amadeus IT Group SA	1,004,436
5,500	ANA Holdings Inc	106,257
15,939	Aristocrat Leisure Ltd	737,871
19,400	Asics Corp	507,649
38,828	Associated British Foods PLC	1,072,346
25,306	Avolta AG	1,381,802
16,400	Bandai Namco Holdings Inc	545,653
36,681	Barratt Redrow PLC(a)	192,935
19,782	Bayerische Motoren Werke AG	1,993,782
92,000	Betsson AB Class B	1,522,750
15,900	Bridgestone Corp	734,869
9,312	Bunzl PLC	294,075
14,660	Cie Financiere Richemont SA Class A(a)	2,814,228
35,639	Cie Generale des Etablissements Michelin SCA	1,283,497
106,500	Citizen Watch Co Ltd	721,933
181,450	CK Hutchison Holdings Ltd	1,192,123
262,597	Clicks Group Ltd	5,358,986
45,536	Compass Group PLC	1,551,515
2,907	Continental AG	192,316
1,615	CTS Eventim AG & Co KGaA	158,552
51,883	Daimler Truck Holding AG	2,145,447
15,700	Daiwa House Industry Co Ltd	563,866
8,100	Daiwabo Holdings Co Ltd	161,409
45,700	Denso Corp	657,700
13,383	Deutsche Lufthansa AG	113,584
732	D'ieteren Group	137,395
26,099	Dollarama Inc	3,441,985
2,962	Dr Ing hc F Porsche AG	143,608
14,830	Entain PLC	175,228
4,066	Evolution AB(b)	334,729
5,100	Fast Retailing Co Ltd	1,548,930
2,680	FDJ UNITED(a)(b)	89,866
3,392	Ferrari NV	1,644,178
93,100	Frasers Group PLC(a)	934,710
64,000	Galaxy Entertainment Group Ltd	351,895
191,627	Genting Singapore Ltd	109,247
15,734	H & M Hennes & Mauritz AB Class B	294,127
106,800	Harvey Norman Holdings Ltd	520,965
861	Hermes International SCA	2,117,239
338,600	Honda Motor Co Ltd	3,494,125
2,600	Hornbach Holding AG & Co KGaA	299,815
15,700	HUGO BOSS AG	748,642
29,127	IMCD NV	3,018,948
135,197	Industria de Diseno Textil SA	7,482,343
40,724	InterContinental Hotels Group PLC	4,922,857
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 249,809	International Consolidated Airlines Group SA	$ 1,160,976
100,300	Isuzu Motors Ltd	1,264,118
32,300	ITOCHU Corp	1,837,818
100,900	Iveco Group NV	2,186,438
4,600	Japan Airlines Co Ltd	92,623
44,500	Jardine Cycle & Carriage Ltd	989,390
79,091	JD Sports Fashion PLC	101,796
83,600	JVCKenwood Corp	650,529
3,400	Kaufman & Broad SA	119,029
2,069	Kering SA	693,318
433,799	Kingfisher PLC	1,806,520
3,400	Kohnan Shoji Co Ltd	96,834
23,400	Komeri Co Ltd	521,678
65,018	Lottery Corp Ltd	252,476
15,829	LVMH Moet Hennessy Louis Vuitton SE	9,740,899
78,000	Marubeni Corp	1,946,273
8,800	MatsukiyoCocokara & Co	178,755
49,860	Mercedes-Benz Group AG	3,142,685
87,200	Mitsubishi Corp	2,078,796
126,200	Mitsui & Co Ltd	3,133,699
6,564	Moncler SpA	386,314
39,000	Nagase & Co Ltd	842,590
3,280	Next PLC	546,568
50,300	NGK Insulators Ltd	840,805
80,900	NHK Spring Co Ltd	1,214,796
30,100	Nintendo Co Ltd	2,604,230
59,600	Nissan Motor Co Ltd(a)	144,946
19,900	Niterra Co Ltd	767,629
11,500	Nitori Holdings Co Ltd	222,356
57,200	Okamura Corp	907,588
28,800	Oriental Land Co Ltd	693,305
54,500	Pan Pacific International Holdings Corp	358,825
61,000	Panasonic Holdings Corp	662,100
2,171	Pandora A/S	283,853
173,500	Pets at Home Group PLC	478,604
305,100	Piaggio & C SpA	703,413
185,500	Pirelli & C SpA(b)	1,266,153
3,681	Porsche Automobil Holding SE	145,060
294,554	Qantas Airways Ltd	2,128,388
6,223	Rational AG	4,755,498
5,209	Renault SA	214,187
40,140	Rexel SA(a)	1,321,543
61,191	Ryanair Holdings PLC	1,788,154
13,600	Ryohin Keikaku Co Ltd	270,601
71,600	Sands China Ltd	198,955
40,500	Sankyo Co Ltd	703,636
5,200	Sanrio Co Ltd	244,088
9,900	Sekisui Chemical Co Ltd	184,305
16,300	Sekisui House Ltd	370,704
6,098	SGH Ltd	201,294
1,900	Shimano Inc	212,341
37,800	Singapore Airlines Ltd	191,095
2,309	Sodexo SA	145,685
48,000	Sojitz Corp	1,269,463
167,900	Sony Group Corp	4,826,571

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 37,100	Stanley Electric Co Ltd	$ 748,360
121,792	Stellantis NV	1,130,835
50,500	Subaru Corp	1,029,155
56,900	Sumitomo Corp	1,646,287
20,000	Sumitomo Electric Industries Ltd	569,081
94,200	Sumitomo Forestry Co Ltd	1,123,920
122,600	Super Retail Group Ltd	1,318,933
44,600	Suzuki Motor Corp	649,326
851	Swatch Group AG(a)	160,837
154,900	Toei Animation Co Ltd	3,197,373
2,700	Toho Co Ltd	173,564
42,100	Tokmanni Group Corp	449,484
8,300	Tokyo Gas Co Ltd	295,137
51,178	Toromont Industries Ltd	5,682,277
69,100	Toyota Boshoku Corp	1,143,697
4,400	Toyota Industries Corp	494,861
415,500	Toyota Motor Corp	7,980,287
18,600	Toyota Tsusho Corp	514,891
39,700	Traton SE	1,278,265
191,287	Universal Music Group NV	5,527,725
13,900	Valor Holdings Co Ltd	273,146
124,247	Volvo AB Class B	3,573,046
138,700	VTech Holdings Ltd	1,117,686
30,894	Wesfarmers Ltd	1,879,384
4,344	Whitbread PLC	188,411
108,200	Yamaha Motor Co Ltd	810,122
33,800	Yokohama Rubber Co Ltd	1,250,140
621,000	Yue Yuen Industrial Holdings Ltd	1,056,171
6,348	Zalando SE(a)(b)	194,809
2,400	Zensho Holdings Co Ltd	156,786
		170,218,392
Consumer, Non-Cyclical — 18.69%
688	Adyen NV(a)(b)	1,107,049
60,000	Aeon Co Ltd	728,295
24,400	Ajinomoto Co Inc	699,529
13,716	Alcon AG	1,031,647
26,716	Anheuser-Busch InBev SA	1,596,999
17,700	Arcs Co Ltd	377,827
1,662	Argenx SE(a)	1,227,972
38,100	Asahi Group Holdings Ltd	456,778
11,419	Ashtead Group PLC(a)	765,620
51,400	Astellas Pharma Inc	560,259
42,329	AstraZeneca PLC	6,483,687
18,100	Austevoll Seafood ASA	172,686
92	Barry Callebaut AG	126,704
70,790	Bayer AG	2,356,687
2,708	Beiersdorf AG	283,355
1,010	BioMerieux	135,561
38,290	Brambles Ltd	628,249
78,704	British American Tobacco PLC	4,184,992
8,775	Bureau Veritas SA	275,232
2,488	Carlsberg AS Class B	289,598
84,649	Carrefour SA	1,282,839
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 29	Chocoladefabriken Lindt & Spruengli AG	$ 848,918
17,900	Chugai Pharmaceutical Co Ltd	793,588
92,300	Cloetta AB Class B	333,053
6,108	Coca-Cola Europacific Partners PLC(a)	552,224
18,217	Coca-Cola HBC AG	858,962
1,688	Cochlear Ltd	311,074
38,147	Coles Group Ltd	587,190
39,037	Coloplast A/S Class B	3,364,603
13,046	CSL Ltd	1,716,151
10,400	Dai Nippon Printing Co Ltd	176,849
46,400	Daiichi Sankyo Co Ltd	1,044,010
17,997	Danone SA(a)	1,568,142
16,010	Davide Campari-Milano NV	101,240
1,649	Demant A/S(a)	57,405
218,096	Diageo PLC	5,217,061
6,553	Edenred SE	156,058
6,700	Eisai Co Ltd	226,345
31,424	EssilorLuxottica SA(a)	10,236,517
17,104	Essity AB Class B	447,084
3,384	Eurofins Scientific SE	246,784
139,428	Experian PLC	7,001,190
548,400	First Resources Ltd	714,629
16,312	Fisher & Paykel Healthcare Corp Ltd(a)	350,378
6,297	Fresenius Medical Care AG	332,719
22,292	Fresenius SE & Co KGaA	1,245,804
30,400	FUJIFILM Holdings Corp	755,996
3,533	Galderma Group AG	624,635
1,762	Genmab A/S	543,662
49,700	Greencore Group PLC	152,399
8,949	Grifols SA	130,290
262,762	GSK PLC	5,640,226
248,341	Haleon PLC	1,117,243
3,649	Heineken Holding NV	250,552
7,903	Heineken NV	618,878
2,931	Henkel AG & Co KGaA	217,559
29,849	Hikma Pharmaceuticals PLC	684,811
98,037	Imperial Brands PLC(a)	4,163,434
511,000	Inghams Group Ltd	854,877
4,484	Intertek Group PLC	285,303
4,217	Ipsen SA(a)	566,245
287,166	J Sainsbury PLC	1,290,389
32,900	Japan Tobacco Inc	1,079,023
4,141	JDE Peet's NV	151,924
7,082	Jeronimo Martins SGPS SA	172,413
43,700	Kanamoto Co Ltd	1,063,026
13,000	Kao Corp	566,554
4,252	Kerry Group PLC Class A(a)	383,862
7,836	Kesko OYJ Class B(a)	166,765
20,200	Kikkoman Corp	171,064
20,100	Kirin Holdings Co Ltd	294,488
4,200	Kobe Bussan Co Ltd	115,754
95,386	Koninklijke Ahold Delhaize NV(a)	3,859,758
20,773	Koninklijke Philips NV	569,059
5,900	Kyowa Kirin Co Ltd	92,232

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 6,460	Lifco AB Class B	$ 218,734
1,908	Lonza Group AG(a)	1,275,762
33,800	Loomis AB	1,444,480
6,561	L'Oreal SA	2,850,678
13	Lotus Bakeries NV	122,664
174,160	Marks & Spencer Group PLC	854,217
38,600	Megmilk Snow Brand Co Ltd	772,713
6,100	MEIJI Holdings Co Ltd	126,486
3,371	Merck KGaA	437,371
546,000	Mitie Group PLC	1,024,108
39,617	Mowi ASA(a)	838,122
70,327	Nestle SA(a)	6,458,497
14,948	Nexi SpA(b)	84,685
47,500	Nippon Shinyaku Co Ltd	1,072,998
6,300	Nissin Foods Holdings Co Ltd	118,665
305	NMC Health PLC(a)(c)	20
113,494	Novartis AG(a)	14,592,876
87,910	Novo Nordisk A/S Class B	4,894,975
33,100	Olympus Corp	418,484
66,700	Ono Pharmaceutical Co Ltd	772,442
2,638	Orion OYJ Class B	202,529
19,246	Orkla ASA	201,214
11,800	Otsuka Holdings Co Ltd	629,303
33,624	Pernod Ricard SA	3,310,313
6,071	QIAGEN NV	270,789
2,465	Randstad NV	105,106
18,419	Reckitt Benckiser Group PLC(a)	1,417,804
2,806	Recordati Industria Chimica e Farmaceutica SpA	171,265
117,400	Recruit Holdings Co Ltd	6,311,879
198,279	RELX PLC	9,495,323
74,572	Rentokil Initial PLC	377,662
27,677	Roche Holding AG(a)	9,215,986
804	Roche Holding AG	278,176
1,736	Salmar ASA	92,830
11,189	Sandoz Group AG	667,342
53,134	Sanofi SA	5,031,480
58,000	Santen Pharmaceutical Co Ltd	643,879
722	Sartorius Stedim Biotech	147,139
49,900	Scandinavian Tobacco Group A/S(b)	688,724
11,900	Secom Co Ltd	436,580
56,653	Securitas AB Class B(a)	853,936
56,100	Seven & i Holdings Co Ltd	752,773
4,488	SGS SA	466,392
108,800	Shionogi & Co Ltd	1,917,041
10,500	Shiseido Co Ltd	179,239
9,583	Siemens Healthineers AG(b)	519,076
128,157	Sigma Healthcare LTD	251,675
22,356	Smith & Nephew PLC	405,327
2,800	Societe BIC SA	174,891
174,000	Sonae SGPS SA	273,334
11,253	Sonic Healthcare Ltd	159,386
1,339	Sonova Holding AG(a)	367,296
2,920	Straumann Holding AG	313,040
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 3,000	Suntory Beverage & Food Ltd	$ 93,762
4,883	Swedish Orphan Biovitrum AB(a)	149,265
14,300	Sysmex Corp	176,782
43,800	Takeda Pharmaceutical Co Ltd	1,286,423
37,800	Terumo Corp	623,568
357,729	Tesco PLC	2,143,635
52,600	Teva Pharmaceutical Industries Ltd(a)	1,061,347
30,099	Teva Pharmaceutical Industries Ltd Sponsored ADR(a)	608,000
6,400	TOPPAN Holdings Inc	163,981
82,919	Transurban Group	756,540
3,428	UCB SA	956,877
31,800	Unicharm Corp	206,302
169,367	Unilever PLC	10,039,653
630,000	United Laboratories International Holdings Ltd	1,219,291
2,329,443	WH Group Ltd(b)	2,522,673
60,500	Wilmar International Ltd	133,796
20,039	Wise PLC Class A(a)	279,080
35,430	Wolters Kluwer NV	4,836,206
32,772	Woolworths Group Ltd	578,362
6,600	Yakult Honsha Co Ltd	107,625
107,600	Zigup PLC(a)	471,035
		202,963,873
Diversified — 0.02%
4,000	Jardine Matheson Holdings Ltd(a)	245,520
Energy — 3.14%
8,529	Aker BP ASA	216,460
35,556	APA Group	208,737
15,167	Bollore SE(a)	86,014
617,054	BP PLC	3,542,493
3,027	DCC PLC(a)	194,772
198,800	ENEOS Holdings Inc	1,259,042
99,674	Eni SpA	1,743,911
73,656	Equinor ASA	1,796,184
11,486	Galp Energia SGPS SA	217,657
22,900	Idemitsu Kosan Co Ltd	156,672
70,600	Inpex Corp	1,271,201
10,288	Neste OYJ(a)	189,030
264,300	New Hope Corp Ltd	685,317
21,267	OMV AG	1,136,253
153,083	Repsol SA	2,722,164
31,300	Rubis SCA	1,173,501
86,721	Santos Ltd	385,116
269,193	Shell PLC	9,592,502
101,901	TotalEnergies SE(a)	6,206,669
28,517	Vestas Wind Systems A/S	542,485
51,487	Woodside Energy Group Ltd	777,503
		34,103,683

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Financial — 25.38%
$ 38,449	3i Group PLC	$ 2,118,904
80,256	ABN AMRO Bank NV(b)	2,574,584
6,879	Admiral Group PLC	310,286
205,318	Aegon Ltd	1,655,279
10,816	AerCap Holdings NV	1,308,736
14,255	Ageas SA(a)	988,677
763,000	AIA Group Ltd	7,312,566
56,652	AIB Group PLC(a)	516,483
12,541	Allianz SE	5,276,348
1,705	Amundi SA(b)	135,505
80,448	ANZ Group Holdings Ltd	1,766,520
19,427	Aon PLC Class A	6,927,280
15,969	ASR Nederland NV	1,086,683
4,960	ASX Ltd	192,233
83,824	Aviva PLC	775,213
97,370	AXA SA	4,669,393
1,437	Azrieli Group Ltd	142,549
1,218	Baloise Holding AG(a)	301,450
6,339	Banca Mediolanum SpA	127,318
36,979	Banca Monte dei Paschi di Siena SpA	329,050
250,714	Banco Bilbao Vizcaya Argentaria SA	4,831,181
32,656	Banco BPM SpA	490,119
1,249,686	Banco Comercial Portugues SA Class R	1,109,406
135,485	Banco de Sabadell SA	528,828
655,348	Banco Santander SA	6,877,451
33,629	Bank Hapoalim BM	683,583
83,318	Bank Leumi Le-Israel BM	1,641,581
78,752	Bank of Ireland Group PLC	1,303,926
19,582	Bankinter SA	309,559
935	Banque Cantonale Vaudoise	110,795
556,652	Barclays PLC	2,863,778
9,900	BAWAG Group AG(b)	1,305,151
57,185	BNP Paribas SA	5,230,315
98,000	BOC Hong Kong Holdings Ltd	459,108
39,605	BPER Banca SpA	440,494
104,888	CaixaBank SA	1,107,821
113,500	CapitaLand Ascendas REIT(a)	245,613
151,988	CapitaLand Integrated Commercial Trust REIT(a)	269,922
66,500	Capitaland Investment Ltd	138,882
17,500	Chiba Bank Ltd	183,443
48,000	CK Asset Holdings Ltd	232,469
77,164	Commerzbank AG	2,921,593
45,678	Commonwealth Bank of Australia	5,044,382
218,418	Computershare Ltd	5,247,674
1,830	Covivio SA REIT	123,341
81,355	Credit Agricole SA	1,603,193
55,300	Credit Saison Co Ltd	1,474,562
5,869	CVC Capital Partners PLC	102,480
193,100	Dai-ichi Life Holdings Inc	1,518,957
8,000	Daito Trust Construction Co Ltd	175,530
36,600	Daiwa Securities Group Inc	297,415
Shares		Fair Value
Financial — (continued)
$ 63,835	Danske Bank A/S(a)	$ 2,726,685
81,830	DBS Group Holdings Ltd	3,245,198
159,212	Deutsche Bank AG	5,638,635
5,155	Deutsche Boerse AG	1,380,467
56,437	DNB Bank ASA	1,538,247
42,800	EFG International AG	873,992
10,842	EQT AB	376,016
23,784	Erste Group Bank AG	2,338,035
11,200	Eurazeo SE	740,533
2,061	Euronext NV(b)	308,556
2,669	EXOR NV	261,231
19,721	Fastighets AB Balder Class B(a)	141,311
17,034	FinecoBank Banca Fineco SpA	369,701
1,796	Futu Holdings Ltd ADR	312,342
1,177	Gecina SA REIT	118,241
23,090	Generali	907,440
165,593	Gjensidige Forsikring ASA(a)	4,866,227
55,511	Goodman Group REIT	1,202,979
2,181	Groupe Bruxelles Lambert NV	195,525
76,800	Gunma Bank Ltd	853,878
22,100	Hang Seng Bank Ltd	336,294
1,572	Hannover Rueck SE	474,366
197,476	HDFC Bank Ltd ADR	6,745,780
223,400	Helia Group Ltd	852,302
1,042	Helvetia Holding AG	256,061
36,000	Henderson Land Development Co Ltd	126,809
125,300	Hong Kong Exchanges & Clearing Ltd	7,113,351
28,600	Hongkong Land Holdings Ltd	173,888
695,039	HSBC Holdings PLC	9,807,288
11,300	Hulic Co Ltd	123,784
3,160	Industrivarden AB Class A	125,539
4,672	Industrivarden AB Class C	185,448
24,801	Infratil Ltd	177,754
141,880	ING Groep NV	3,719,502
68,430	Insurance Australia Group Ltd	370,804
387,445	Intesa Sanpaolo SpA	2,564,574
103,100	Investec PLC	769,558
4,030	Investment AB Latour Class B	95,690
47,135	Investor AB Class B	1,475,530
1	Isracard Ltd	2
31,851	Israel Discount Bank Ltd Class A	314,679
16,500	Jaccs Co Ltd	473,196
28,400	Japan Exchange Group Inc	317,142
46,700	Japan Post Bank Co Ltd	571,838
154,100	Japan Post Holdings Co Ltd	1,529,489
5,200	Japan Post Insurance Co Ltd	147,373
14,481	Julius Baer Group Ltd(a)	1,008,348
8,100	Jyske Bank A/S	904,478
7,500	KBC Ancora	596,092
6,461	KBC Group NV	774,282
6,504	Klepierre SA REIT	253,916

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 1,921	L E Lundbergforetagen AB Class B	$ 99,815
18,729	Land Securities Group PLC REIT	146,771
2,005	LEG Immobilien SE	159,795
153,473	Legal & General Group PLC	492,735
70,567	Link REIT	362,572
3,232,257	Lloyds Banking Group PLC	3,656,700
68,981	London Stock Exchange Group PLC(a)	7,909,095
56,506	M&G PLC	192,627
9,855	Macquarie Group Ltd	1,430,453
230,800	Mapfre SA	1,095,614
170,300	Mebuki Financial Group Inc	1,084,962
67,104	Medibank Pvt Ltd	213,780
39,900	Mediobanca Banca di Credito Finanziario SpA(a)	808,613
55,600	Mercialys SA REIT	717,343
28,900	Mitsubishi Estate Co Ltd	664,233
110,200	Mitsubishi HC Capital Inc	910,328
312,900	Mitsubishi UFJ Financial Group Inc	5,047,508
71,300	Mitsui Fudosan Co Ltd	776,179
4,125	Mizrahi Tefahot Bank Ltd	271,037
119,400	Mizuho Financial Group Inc	4,013,736
35,000	MS&AD Insurance Group Holdings Inc	792,608
5,142	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,283,044
83,272	National Australia Bank Ltd	2,429,191
547,203	NatWest Group PLC	3,863,605
225	Nippon Building Fund Inc REIT	212,243
25,058	NN Group NV	1,767,033
280,900	Nomura Holdings Inc	2,058,625
154,965	Nordea Bank Abp	2,551,317
74,200	ORIX Corp	1,947,453
91,100	Oversea-Chinese Banking Corp Ltd	1,161,490
5,992	Partners Group Holding AG	7,839,997
6,107	Phoenix Financial Ltd	228,671
21,772	Phoenix Group Holdings PLC	188,770
16,900	Plus500 Ltd	731,995
71,662	Prudential PLC	1,002,774
186,292	QBE Insurance Group Ltd	2,535,109
1,583	REA Group Ltd	242,069
58,700	Resona Holdings Inc	598,581
22,900	Ricoh Leasing Co Ltd	901,783
6,482	Sagax AB Class B	135,419
67,450	Sampo OYJ Class A	775,472
7,800	SBI Holdings Inc	339,592
141,905	Scentre Group REIT	382,771
18,580	Schroders PLC	94,235
22,100	SCOR SE	781,593
35,998	Segro PLC REIT	317,983
22,400	Singapore Exchange Ltd	287,558
121,735	Sino Land Co Ltd	153,913
42,165	Skandinaviska Enskilda Banken AB Class A	826,752
Shares		Fair Value
Financial — (continued)
$ 40,826	Societe Generale SA	$ 2,718,053
406	Sofina SA	120,044
23,700	Sompo Holdings Inc	732,699
167,900	Sony Financial Group Inc(a)	186,196
169,772	Standard Chartered PLC	3,293,713
71,065	Stockland REIT	287,402
127,100	Sumitomo Mitsui Financial Group Inc	3,575,688
17,800	Sumitomo Mitsui Trust Holdings Inc	516,628
8,400	Sumitomo Realty & Development Co Ltd	370,519
38,500	Sun Hung Kai Properties Ltd	460,520
28,689	Suncorp Group Ltd	384,653
706,200	Supermarket Income PLC REIT	745,212
134,470	Svenska Handelsbanken AB Class A	1,754,516
96,070	Swedbank AB Class A	2,899,940
12,000	Swire Pacific Ltd Class A	101,697
768	Swiss Life Holding AG(a)	829,142
2,029	Swiss Prime Site AG(a)	284,240
23,746	Swiss Re AG(a)	4,410,272
10,400	Sydbank AS	836,051
14,400	T&D Holdings Inc	351,990
1,569	Talanx AG	209,191
49,800	Tokio Marine Holdings Inc	2,107,693
9,955	Tryg A/S	252,750
169,140	UBS Group AG(a)	6,953,946
3,203	Unibail-Rodamco-Westfield REIT	337,324
67,250	UniCredit SpA	5,117,411
10,616	Unipol Assicurazioni SpA	228,219
72,100	United Overseas Bank Ltd	1,936,278
1,400	Valiant Holding AG	227,085
114,667	Vicinity Ltd REIT	191,037
19,973	Vonovia SE	624,194
9,204	Washington H Soul Pattinson & Co Ltd	234,340
92,998	Westpac Banking Corp	2,396,078
31,000	Wharf Holdings Ltd	88,674
44,000	Wharf Real Estate Investment Co Ltd	129,923
30,900	Yokohama Financial Group Inc	236,572
3,991	Zurich Insurance Group AG(a)	2,852,700
		275,636,137
Industrial — 14.99%
42,781	ABB Ltd(a)	3,095,776
733	Acciona SA	147,288
4,752	ACS Actividades de Construccion y Servicios SA	380,913
21,492	Aena SME SA(b)	587,578
1,044	Aeroports de Paris SA	138,309
5,700	AGC Inc	185,890
16,220	Airbus SE	3,787,802

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
$ 8,216	Alfa Laval AB	$ 375,186
9,600	Alstom SA(a)	251,198
64,500	Amada Co Ltd	792,662
13,710	Amrize Ltd(a)	670,362
89	AP Moller - Maersk A/S Class A	174,581
114	AP Moller - Maersk A/S Class B	224,098
215,241	Assa Abloy AB Class B	7,492,084
72,970	Atlas Copco AB Class A	1,237,424
42,526	Atlas Copco AB Class B	639,908
50,005	Auckland International Airport Ltd	228,574
81,674	BAE Systems PLC	2,272,408
108,500	Balfour Beatty PLC	946,689
11,415	Beijer Ref AB	178,436
3,600	Bekaert SA	165,423
265	Belimo Holding AG	278,702
18,300	Bilfinger SE	2,021,365
20,360	Bouygues SA	918,313
94,400	Brother Industries Ltd	1,577,387
14,275	Cellnex Telecom SA(b)	494,451
20,100	Central Japan Railway Co	576,260
12,488	Cie de Saint-Gobain SA(a)	1,353,098
13,500	CK Infrastructure Holdings Ltd	88,572
8,800	D/S Norden A/S	320,142
8,100	Daifuku Co Ltd	259,232
7,200	Daikin Industries Ltd	829,887
559	Dassault Aviation SA	188,313
51,707	Deutsche Post AG	2,310,655
10,000	Dfds A/S(a)	152,730
66,266	Diploma PLC	4,738,595
5,458	DSV A/S	1,090,349
26,000	East Japan Railway Co	635,930
1,687	Eiffage SA	216,135
721	Elbit Systems Ltd	366,804
16,770	Epiroc AB Class A	355,022
9,610	Epiroc AB Class B	181,806
25,100	FANUC Corp	721,297
14,102	Ferrovial SE	810,025
346,000	Firstgroup PLC	1,048,866
400	Forbo Holding AG	366,493
3,600	Fuji Electric Co Ltd	241,321
7,100	Fujikura Ltd	694,500
3,761	GEA Group AG	278,059
909	Geberit AG(a)	686,478
8,984	Getlink SE	165,661
194,027	Halma PLC	9,026,867
6,500	Hankyu Hanshin Holdings Inc	191,679
18,700	Hanwa Co Ltd	795,228
3,556	Heidelberg Materials AG	803,821
1,717	Hensoldt AG	223,627
501,645	Hexagon AB Class B	5,986,207
125,100	Hitachi Ltd	3,314,283
14,006	Holcim AG	1,195,056
10,600	Horiba Ltd	895,911
45,000	Hoya Corp	6,222,166
Shares		Fair Value
Industrial — (continued)
$ 28,700	IHI Corp	$ 534,517
7,119	Indutrade AB	163,791
8,509	Infrastrutture Wireless Italiane SpA(b)	99,993
5,357	InPost SA(a)	65,954
15,939	James Hardie Industries PLC(a)	295,818
21,500	Jungheinrich AG	749,773
26,600	Kaga Electronics Co Ltd	636,346
11,700	Kajima Corp	340,995
15,100	Kalmar OYJ Class B	599,728
23,500	Kamigumi Co Ltd	712,842
4,000	Kawasaki Heavy Industries Ltd	263,998
8,500	Kawasaki Kisen Kaisha Ltd	120,860
38,000	Keppel Ltd	263,027
15,300	Keyence Corp	5,700,182
4,328	Kingspan Group PLC	361,869
2,117	Knorr-Bremse AG	199,186
68,700	Komatsu Ltd	2,393,316
9,233	Kone OYJ Class B	629,777
9,100	Konecranes OYJ	753,384
12,599	Kongsberg Gruppen ASA	402,631
148,200	Koninklijke BAM Groep NV	1,403,371
12,500	Koninklijke Heijmans N.V	870,337
6,500	Krones AG	949,683
28,300	Kubota Corp	355,573
1,398	Kuehne + Nagel International AG(a)	261,618
35,100	Kyocera Corp	471,523
7,097	Legrand SA	1,179,249
27,260	Leonardo SpA(a)	1,744,282
15,600	Logista Integral SA	529,887
75,000	Lotes Co Ltd	3,833,711
49,500	Macnica Holdings Inc	684,938
6,800	Makita Corp	220,398
31,535	Melrose Industries PLC	259,538
18,948	Metso OYJ(a)	261,186
11,300	MINEBEA MITSUMI Inc	212,336
52,900	Mitsubishi Electric Corp	1,358,670
86,900	Mitsubishi Heavy Industries Ltd	2,274,095
9,900	Mitsui OSK Lines Ltd	300,559
40,000	MTR Corp Ltd	135,463
1,485	MTU Aero Engines AG	685,088
45,000	Murata Manufacturing Co Ltd	854,283
35,100	Nibe Industrier AB Class B	138,732
23,200	Nidec Corp	412,377
33,500	Nippon Express Holdings Inc	760,598
30,500	Nippon Yusen KK	1,040,817
18,500	Obayashi Corp	303,650
12,968	Poste Italiane SpA(b)	308,264
7,914	Prysmian SpA	787,615
90,500	QinetiQ Group PLC	672,011
1,252	Rheinmetall AG	2,928,651
23,380	ROCKWOOL A/S Class B	871,639
230,632	Rolls-Royce Holdings PLC	3,705,680
8,736	Saab AB Class B	536,759
9,829	Safran SA	3,488,018

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
$ 28,206	Sandvik AB	$ 787,946
13,268	Sartorius AG	3,101,757
1,139	Schindler Holding AG(a)	433,135
640	Schindler Holding AG	231,584
14,965	Schneider Electric SE	4,212,242
18,800	SCREEN Holdings Co Ltd	1,703,509
8,100	SG Holdings Co Ltd	83,668
7,200	Shimadzu Corp	181,566
20,745	Siemens AG	5,600,710
18,406	Siemens Energy AG(a)	2,164,168
8,472	SIG Group AG	87,861
28,700	Signify NV(b)	754,817
4,202	Sika AG	943,596
39,000	Singapore Technologies Engineering Ltd	260,424
43,696	SITC International Holdings Co Ltd	168,227
10,018	Skanska AB Class B	260,026
63,049	SKF AB Class B	1,568,104
1,600	SMC Corp	494,548
9,931	Smiths Group PLC	314,596
1,875	Spirax Group PLC	172,531
15,240	Stora Enso OYJ Class R	167,715
17,954	Svenska Cellulosa AB SCA Class B	237,648
4,200	Taisei Corp(a)	288,613
54,800	TDK Corp	793,548
41,500	Techtronic Industries Co Ltd	530,504
11,704	Tenaris SA	209,714
2,584	Thales SA	816,842
8,100	Tokyo Metro Co Ltd	92,836
13,800	Tokyu Corp	168,297
29,000	Toyo Seikan Group Holdings Ltd	661,567
5,590	Trelleborg AB Class B	209,000
66,700	Tsubakimoto Chain Co	967,888
9,926	VAT Group AG(b)	3,962,137
8,000	Vicat SACA	563,134
13,419	Vinci SA	1,864,870
13,198	Wartsila OYJ Abp	395,871
11,300	West Japan Railway Co	247,786
73,800	Yangzijiang Shipbuilding Holdings Ltd(a)	193,080
6,500	Yokogawa Electric Corp	186,541
		162,765,074
Technology — 8.54%
19,623	Accenture PLC Class A	4,839,032
20,900	Advantest Corp	2,067,904
1,309	ASM International NV	789,525
20,325	ASML Holding NV	19,820,735
2,143	BE Semiconductor Industries NV	320,874
29,800	Bell System24 Holdings Inc	269,035
43,200	Canon Inc	1,260,710
9,000	Capcom Co Ltd	244,359
12,005	Capgemini SE	1,751,263
Shares		Fair Value
Technology — (continued)
$ 30,035	Check Point Software Technologies Ltd(a)	$ 6,214,542
21,000	Computacenter PLC	760,232
1,319	CyberArk Software Ltd(a)	637,275
18,009	Dassault Systemes SE	605,843
2,600	Disco Corp	815,205
63,900	Ferrotec Corp	1,725,275
47,900	Fujitsu Ltd	1,123,654
35,700	Indra Sistemas SA	1,598,493
35,616	Infineon Technologies AG	1,397,226
2,600	Konami Group Corp	375,081
2,300	Lasertec Corp	314,652
4,338	Logitech International SA(a)	477,173
1,096	Monday.com Ltd(a)	212,284
35,000	NEC Corp	1,120,318
1,407	Nemetschek SE	183,616
9,900	Nexon Co Ltd	217,261
1,829	Nice Ltd(a)	264,957
10,800	Nomura Research Institute Ltd	414,634
791	Nova Ltd(a)	251,535
9,000	Obic Co Ltd	313,681
900	Oracle Corp Japan	91,893
6,800	Otsuka Corp	141,945
341,000	PAX Global Technology Ltd	251,961
1,472	Pro Medicus Ltd	299,693
44,500	Renesas Electronics Corp	511,981
25,794	Sage Group PLC	382,467
53,401	SAP SE	14,299,080
3,500	SCSK Corp	104,766
77,700	Seiko Epson Corp	993,970
465,200	Serco Group PLC	1,480,281
3,100	Sopra Steria Group	591,681
41,320	STMicroelectronics NV(a)	1,167,910
44,345	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	12,385,115
87,400	TeamViewer SE(a)	892,466
1,554	Teleperformance SE(a)	116,074
3,800	TietoEVRY OYJ	68,771
6,400	TIS Inc	211,105
12,200	Tokyo Electron Ltd	2,162,657
626,100	TOTVS SA	5,370,185
5,436	WiseTech Global Ltd	324,982
4,625	Xero Ltd(a)	482,596
		92,717,953
Utilities — 2.43%
474,900	A2A SpA	1,242,831
176,400	AGL Energy Ltd	1,032,774
658	BKW AG	141,127
137,289	Centrica PLC	308,202
19,500	Chubu Electric Power Co Inc	270,816
44,500	CLP Holdings Ltd	368,207
22,412	Contact Energy Ltd	118,251
167,700	Drax Group PLC	1,580,461
60,443	E.ON SE	1,138,475
8,400	EDP Renovaveis SA	111,019

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Utilities — (continued)
$ 85,542	EDP SA	$ 405,981
1,402	Elia Group SA	161,975
65,443	Endesa SA	2,090,642
220,205	Enel SpA	2,086,788
147,289	Engie SA	3,166,212
11,470	Fortum OYJ(a)	217,709
500	Hikari Tsushin Inc	139,284
287,000	Hong Kong & China Gas Co Ltd	249,056
173,251	Iberdrola SA	3,279,536
301,700	Iren SpA	934,773
25,200	Kansai Electric Power Co Inc	360,457
42,496	Meridian Energy Ltd	137,229
132,732	National Grid PLC	1,906,288
50,281	Origin Energy Ltd	414,943
4,586	Orsted A/S(a)(b)	79,772
10,300	Osaka Gas Co Ltd	298,326
38,000	Power Assets Holdings Ltd	240,526
11,832	Redeia Corp SA(a)	228,449
17,846	RWE AG	793,769
20,300	Sembcorp Industries Ltd	94,846
7,374	Severn Trent PLC	257,007
57,559	Snam SpA	345,599
30,304	SSE PLC	710,597
40,127	Terna - Rete Elettrica Nazionale	407,230
18,716	United Utilities Group PLC	289,012
17,848	Veolia Environnement SA	608,654
1,700	Verbund AG	123,816
		26,340,639
TOTAL COMMON STOCK — 98.33% (Cost $871,941,474)		$1,067,811,451
PREFERRED STOCK
Consumer, Cyclical — 0.16%
1,521	Bayerische Motoren Werke AG	141,677
15,058	Volkswagen AG	1,632,137
		1,773,814
Shares		Fair Value
Consumer, Non-Cyclical — 0.04%
$ 4,559	Henkel AG & Co KGaA	$ 367,850
TOTAL PREFERRED STOCK — 0.20% (Cost $2,509,628)		$2,141,664
RIGHTS
Communications — 0.00%(d)
209,032	Telecom Italia SpA(a)	3
Financial — 0.00%(d)
406	Sofina SA(a)	906
Utilities — 0.01%
68,790	Orsted A/S(a)	68,487
TOTAL RIGHTS — 0.01% (Cost $135,254)		$69,396
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.40%
4,337,600	U.S. Treasury Bills(e) 4.13%, 11/12/2025	4,317,424
TOTAL SHORT TERM INVESTMENTS — 0.40% (Cost $4,317,424)		$4,317,424
TOTAL INVESTMENTS — 98.94% (Cost $878,903,780)		$1,074,339,935
OTHER ASSETS & LIABILITIES, NET — 1.06%		$11,541,743
TOTAL NET ASSETS — 100.00%		$1,085,881,678

(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2025, the aggregate fair value of 144A securities was $24,334,464, representing 2.24% of net assets.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Represents less than 0.005% of net assets.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
As of September 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EAFE Index Futures	86	USD	11,977	Dec 2025	$144,249
				Net Appreciation	$144,249
As of September 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	24,235	GBP	17,845	10/09/2025	$235
CGM	USD	14,772	GBP	10,980	10/16/2025	5
CGM	USD	2,312	JPY	340,000	10/28/2025	6
CGM	USD	7,084	JPY	1,040,400	11/10/2025	18
CGM	USD	8,123	JPY	1,192,125	11/17/2025	21
CGM	USD	9,906	SEK	93,649	10/02/2025	(43)
MEL	USD	11,404	AUD	17,514	10/03/2025	(185)
MEL	USD	19,108	AUD	29,148	10/07/2025	(180)
MEL	USD	6,864	AUD	10,401	10/08/2025	(18)
MEL	USD	3,848	AUD	5,831	10/09/2025	(10)
MEL	USD	4,530	AUD	6,817	10/14/2025	19
MEL	USD	2,759	AUD	4,140	10/15/2025	19
MEL	USD	591,287	CHF	467,000	10/10/2025	3,883
MEL	USD	1,269,881	EUR	1,080,000	10/10/2025	1,137
MEL	USD	10,619	GBP	7,910	10/03/2025	(19)
MEL	USD	3,483	GBP	2,569	10/07/2025	28
MEL	USD	5,132	GBP	3,785	10/17/2025	42
MEL	USD	11,451	GBP	8,466	10/30/2025	66
MEL	USD	2,005	HKD	15,600	10/10/2025	(0)
MEL	USD	5,764	HKD	44,800	10/31/2025	3
MEL	USD	1,028	JPY	153,000	11/17/2025	(11)
MEL	USD	16,874	JPY	2,509,880	11/19/2025	(186)
MEL	USD	1,233	JPY	183,430	11/21/2025	(14)
MEL	USD	19,486	JPY	2,878,185	11/25/2025	(88)
MEL	USD	83,204	JPY	12,367,415	11/26/2025	(911)
MEL	USD	26,443	JPY	3,929,720	11/28/2025	(289)
MEL	USD	55,921	JPY	8,307,984	12/01/2025	(613)
MEL	USD	224,043	JPY	33,281,969	12/02/2025	(2,459)
MEL	USD	151,773	JPY	22,543,912	12/03/2025	(1,668)
MEL	USD	53,931	JPY	8,010,060	12/04/2025	(594)
MEL	USD	124,753	JPY	18,526,897	12/05/2025	(1,376)
MEL	USD	99,052	JPY	14,705,866	12/08/2025	(1,098)
MEL	USD	19,327	JPY	2,869,175	12/09/2025	(215)
MEL	USD	51,422	JPY	7,632,957	12/10/2025	(572)
MEL	USD	1,341	JPY	198,900	12/16/2025	(15)
					Net Depreciation	$(5,082)
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	U.S. Dollar
Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: INTERNATIONAL EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Summary of Investments by Country as of September 30, 2025.
Country	Fair Value	Percentage of Fund Investments
Japan	$207,818,951	19.34%
United Kingdom	167,494,989	15.59
France	100,632,190	9.37
Germany	95,940,066	8.93
Switzerland	84,835,964	7.90
Netherlands	63,375,425	5.90
Australia	54,977,076	5.12
Sweden	43,030,534	4.00
Spain	36,081,074	3.36
Hong Kong	29,942,621	2.79
Italy	27,790,508	2.59
Denmark	18,938,503	1.76
Ireland	18,146,240	1.69
Taiwan	16,218,827	1.51
Israel	13,993,130	1.30
Singapore	12,957,039	1.20
Norway	11,347,130	1.06
Finland	10,889,573	1.01
China	10,418,233	0.97
Canada	9,124,262	0.85
India	6,745,780	0.63
Belgium	6,493,503	0.60
South Africa	6,128,544	0.57
Brazil	5,370,184	0.50
Austria	4,903,255	0.46
United States	4,317,424	0.40
Portugal	3,089,519	0.29
New Zealand	1,494,780	0.14
Luxembourg	1,003,543	0.09
Chile	385,705	0.03
Macau	198,955	0.02
Mexico	190,433	0.02
Poland	65,954	0.01
United Arab Emirates	21	0.00
Total	$1,074,339,935	100.00%
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.71%
$ 1,404	Air Products & Chemicals Inc	$ 382,899
617	Albemarle Corp	50,026
14,189	Cabot Corp	1,079,073
1,060	CF Industries Holdings Inc	95,082
4,855	Dow Inc	111,325
16,482	DuPont de Nemours Inc	1,283,948
8,561	Eastman Chemical Co	539,771
1,593	Ecolab Inc	436,259
107,232	Ecovyst Inc(a)	939,352
50,490	Freeport-McMoRan Inc	1,980,218
5,999	Hawkins Inc	1,096,137
1,655	International Flavors & Fragrances Inc	101,849
3,406	International Paper Co	158,038
2,887	Linde PLC	1,371,325
1,580	LyondellBasell Industries NV Class A	77,483
1,611	Mosaic Co	55,870
6,567	Newmont Corp	553,664
1,430	Nucor Corp	193,665
8,988	PPG Industries Inc	944,729
1,434	Sherwin-Williams Co	496,537
877	Steel Dynamics Inc	122,280
		12,069,530
Communications — 13.29%
2,695	Airbnb Inc Class A(a)	327,227
3,857	Alibaba Group Holding Ltd Sponsored ADR	689,362
54,708	Alphabet Inc Class A	13,299,515
43,335	Alphabet Inc Class C	10,554,239
85,676	Amazon.com Inc(a)	18,811,879
2,619	AppLovin Corp Class A(a)	1,881,856
8,856	Arista Networks Inc(a)	1,290,408
46,363	Array Digital Infrastructure Inc(b)	2,318,614
44,019	AT&T Inc	1,243,097
315	Booking Holdings Inc	1,700,770
878	CDW Corp	139,848
3,551	Charter Communications Inc Class A(a)	976,898
70,789	Cisco Systems Inc	4,843,383
41,874	Comcast Corp Class A	1,315,681
4,749	Corning Inc	389,560
6,466	DoorDash Inc Class A(a)	1,758,687
2,884	eBay Inc	262,300
697	Expedia Group Inc	148,984
336	F5 Inc(a)	108,592
215	FactSet Research Systems Inc	61,595
1,055	Fox Corp Class A	66,528
341	Fox Corp Class B	19,536
3,076	Gen Digital Inc	87,328
883	GoDaddy Inc Class A(a)	120,821
4,965	Hims & Hers Health Inc(a)	281,615
2,040	Interpublic Group of Cos Inc	56,936
1,131	Match Group Inc	39,947
269	MercadoLibre Inc(a)	628,637
Shares		Fair Value
Communications — (continued)
$ 18,099	Meta Platforms Inc Class A	$ 13,291,544
995	Motorola Solutions Inc	455,003
3,749	Netflix Inc(a)	4,494,751
1,755	News Corp Class A	53,896
809	News Corp Class B	27,951
1,198	Omnicom Group Inc	97,673
5,701	Palo Alto Networks Inc(a)	1,160,838
1,480	Paramount Skydance Corp Class B(b)	28,002
10,196	Robinhood Markets Inc Class A(a)	1,459,863
3,785	Sea Ltd ADR(a)	676,493
5,926	Shopify Inc Class A(a)	880,663
194	Spotify Technology SA(a)	135,412
12,250	T-Mobile US Inc	2,932,405
2,890	Trade Desk Inc Class A(a)	141,639
19,234	Uber Technologies Inc(a)	1,884,355
502	VeriSign Inc	140,344
25,739	Verizon Communications Inc	1,131,229
11,068	Walt Disney Co	1,267,286
16,044	Warner Bros Discovery Inc(a)	313,339
		93,996,529
Consumer, Cyclical — 9.64%
7,983	Academy Sports & Outdoors Inc	399,310
8,182	Allison Transmission Holdings Inc	694,488
1,167	Aptiv PLC(a)	100,619
28,261	Atlanta Braves Holdings Inc Class C(a)	1,175,375
157	AutoZone Inc(a)	673,568
41,216	Bath & Body Works Inc	1,061,724
1,071	Best Buy Co Inc	80,989
8,844	BJ's Wholesale Club Holdings Inc(a)	824,703
26,529	Blue Bird Corp(a)	1,526,744
4,714	Boot Barn Holdings Inc(a)	781,204
869	CarMax Inc(a)	38,992
7,260	Carnival Corp(a)	209,887
1,483	Carvana Co(a)	559,447
7,826	Chipotle Mexican Grill Inc(a)	306,701
16,894	Churchill Downs Inc	1,638,887
5,538	Copart Inc(a)	249,044
2,730	Costco Wholesale Corp	2,526,970
10,043	Crocs Inc(a)	839,093
851	Cummins Inc	359,437
717	Darden Restaurants Inc	136,488
990	Deckers Outdoor Corp(a)	100,356
3,931	Delta Air Lines Inc	223,084
1,430	Dollar General Corp	147,790
1,338	Dollar Tree Inc(a)	126,267
216	Domino's Pizza Inc	93,249
3,500	DR Horton Inc	593,145
6,959	Fastenal Co	341,269
24,400	Ford Motor Co	291,824
142,380	Garrett Motion Inc	1,939,216
53,094	General Motors Co	3,237,141

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 849	Genuine Parts Co	$ 117,671
929	Hasbro Inc	70,465
7,711	Hilton Worldwide Holdings Inc	2,000,542
6,125	Home Depot Inc	2,481,789
17,010	KB Home	1,082,516
9,513	Kontoor Brands Inc	758,852
2,030	Las Vegas Sands Corp	109,194
1,268	Lennar Corp Class A	159,819
38,465	Levi Strauss & Co Class A	896,234
890	Live Nation Entertainment Inc(a)	145,426
1,432	LKQ Corp	43,733
3,406	Lowe's Cos Inc	855,962
2,592	Lululemon Athletica Inc(a)	461,195
1,324	Marriott International Inc Class A	344,823
5,497	McDonald's Corp	1,670,483
1,048	MGM Resorts International(a)	36,324
80,299	MRC Global Inc(a)	1,157,912
7,259	NIKE Inc Class B	506,170
3,035	Norwegian Cruise Line Holdings Ltd(a)	74,752
19	NVR Inc(a)	152,659
5,224	O'Reilly Automotive Inc(a)	563,199
3,399	PACCAR Inc	334,190
175	Pool Corp	54,262
23,989	PulteGroup Inc	3,169,667
26,471	Pursuit Attractions & Hospitality Inc(a)	957,721
239	Ralph Lauren Corp	74,941
27,320	Resideo Technologies Inc(a)	1,179,678
1,914	Ross Stores Inc	291,674
1,592	Royal Caribbean Cruises Ltd	515,139
64,525	Southwest Airlines Co	2,058,993
6,877	Starbucks Corp	581,794
1,313	Tapestry Inc	148,658
11,366	Target Corp	1,019,530
22,712	Tesla Inc(a)	10,100,481
6,802	TJX Cos Inc	983,161
428	TKO Group Holdings Inc	86,439
3,475	Tractor Supply Co	197,623
290	Ulta Beauty Inc(a)	158,557
1,956	United Airlines Holdings Inc(a)	188,754
11,422	VSE Corp	1,898,793
71,725	Walmart Inc	7,391,978
772	Williams-Sonoma Inc	150,887
274	WW Grainger Inc	261,111
432	Wynn Resorts Ltd	55,413
32,830	YETI Holdings Inc(a)	1,089,299
1,664	Yum! Brands Inc	252,928
		68,168,402
Consumer, Non-Cyclical — 14.73%
14,880	Abbott Laboratories	1,993,027
19,497	AbbVie Inc	4,514,335
8,975	Addus HomeCare Corp(a)	1,058,960
1,818	Agilent Technologies Inc	233,340
181,575	Alight Inc Class A	591,935
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 395	Align Technology Inc(a)	$ 49,462
787	Alnylam Pharmaceuticals Inc(a)	358,872
10,299	Altria Group Inc	680,352
3,365	Amgen Inc	949,603
15,100	ANI Pharmaceuticals Inc(a)	1,383,160
2,724	Archer-Daniels-Midland Co	162,732
23,029	AstraZeneca PLC Sponsored ADR	1,766,785
2,458	Automatic Data Processing Inc	721,423
490	Avery Dennison Corp	79,463
3,099	Baxter International Inc	70,564
11,616	Becton Dickinson & Co	2,174,167
16,957	BellRing Brands Inc(a)	616,387
973	Biogen Inc(a)	136,298
842	Bio-Techne Corp	46,840
3,276	Block Inc(a)	236,757
9,012	Boston Scientific Corp(a)	879,842
12,213	Bristol-Myers Squibb Co	550,806
1,319	Brown-Forman Corp Class B	35,719
784	Bunge Global SA	63,700
1,444	Campbell's Co(b)	45,602
1,335	Cardinal Health Inc	209,542
1,165	Cencora Inc	364,097
3,332	Centene Corp(a)	118,886
343	Charles River Laboratories International Inc(a)	53,666
1,583	Church & Dwight Co Inc	138,718
1,687	Cigna Group	486,278
2,132	Cintas Corp	437,614
754	Clorox Co	92,968
78,329	Coca-Cola Co	5,194,779
5,034	Colgate-Palmolive Co	402,418
27,100	Collegium Pharmaceutical Inc(a)	948,229
10,246	Colliers International Group Inc	1,600,528
3,505	Conagra Brands Inc	64,177
70,909	Concentra Group Holdings Parent Inc	1,484,125
713	Constellation Brands Inc Class A	96,020
1,198	Cooper Cos Inc(a)	82,135
434	Corpay Inc(a)	125,018
35,488	Corteva Inc	2,400,053
7,638	CVS Health Corp	575,829
3,976	Danaher Corp	788,282
152	DaVita Inc(a)	20,196
2,353	Dexcom Inc(a)	158,333
3,737	Edwards Lifesciences Corp(a)	290,626
1,414	Elevance Health Inc	456,892
4,939	Eli Lilly & Co	3,768,457
832	Equifax Inc	213,433
1,518	Estee Lauder Cos Inc Class A	133,766
2,911	GE HealthCare Technologies Inc	218,616
3,457	General Mills Inc	174,302
11,322	Gilead Sciences Inc	1,256,742
1,673	Global Payments Inc	138,993
19,372	Haemonetics Corp(a)	944,191
1,047	HCA Healthcare Inc	446,231

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 468	Henry Schein Inc(a)	$ 31,061
7,295	Herc Holdings Inc(b)	851,035
972	Hershey Co	181,813
1,144	Hologic Inc(a)	77,209
2,133	Hormel Foods Corp	52,770
757	Humana Inc	196,949
511	IDEXX Laboratories Inc(a)	326,473
828	Incyte Corp(a)	70,223
5,912	Insmed Inc(a)	851,387
394	Insulet Corp(a)	121,640
2,275	Intuitive Surgical Inc(a)	1,017,448
967	IQVIA Holdings Inc(a)	183,672
445	J M Smucker Co	48,327
23,219	John Wiley & Sons Inc Class A	939,673
15,948	Johnson & Johnson	2,957,078
1,472	Kellanova	120,733
12,580	Kenvue Inc	204,173
8,878	Keurig Dr Pepper Inc	226,478
2,143	Kimberly-Clark Corp	266,461
15,745	Korn Ferry	1,101,835
4,428	Kraft Heinz Co	115,305
3,433	Kroger Co	231,419
528	Labcorp Holdings Inc	151,568
726	Lamb Weston Holdings Inc	42,166
12,321	Lantheus Holdings Inc(a)	631,944
1,510	McCormick & Co Inc	101,034
5,065	McKesson Corp	3,912,915
8,021	Medtronic PLC	763,920
15,377	Merck & Co Inc	1,290,592
2,196	Moderna Inc(a)	56,723
317	Molina Healthcare Inc(a)	60,661
934	Molson Coors Beverage Co Class B	42,264
7,894	Mondelez International Inc Class A	493,138
4,166	Monster Beverage Corp(a)	280,413
948	Moody's Corp	451,703
2,684	Natera Inc(a)	432,043
78,707	Nomad Foods Ltd	1,034,997
24,888	Novo Nordisk A/S Sponsored ADR	1,381,035
115,857	NPK International Inc(a)	1,310,343
46,134	Option Care Health Inc(a)	1,280,680
5,755	PayPal Holdings Inc(a)	385,930
8,409	PepsiCo Inc	1,180,960
35,001	Pfizer Inc	891,825
37,453	Philip Morris International Inc	6,074,877
11,303	Post Holdings Inc(a)	1,214,846
30,072	Procter & Gamble Co	4,620,563
47,341	Quanex Building Products Corp	673,189
1,757	Quanta Services Inc	728,136
632	Quest Diagnostics Inc	120,447
4,294	Regeneron Pharmaceuticals Inc	2,414,387
947	ResMed Inc	259,222
512	Revvity Inc(b)	44,877
1,596	Rollins Inc(b)	93,749
1,924	S&P Global Inc	936,430
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 18,752	Sanofi SA	$ 1,775,705
1,107	Solventum Corp(a)	80,811
588	STERIS PLC	145,495
2,118	Stryker Corp	782,961
31,842	Supernus Pharmaceuticals Inc(a)	1,521,729
3,039	Sysco Corp	250,231
7,816	Thermo Fisher Scientific Inc	3,790,916
1,667	Tyson Foods Inc Class A	90,518
2,242	United Rentals Inc	2,140,348
11,737	UnitedHealth Group Inc	4,052,786
326	Universal Health Services Inc Class B	66,647
879	Verisk Analytics Inc	221,077
1,576	Vertex Pharmaceuticals Inc(a)	617,225
6,968	Viatris Inc	68,983
367	Waters Corp(a)	110,030
451	West Pharmaceutical Services Inc	118,311
6,121	WEX Inc(a)	964,241
1,289	Zimmer Biomet Holdings Inc	126,967
2,784	Zoetis Inc	407,355
		104,147,346
Energy — 3.71%
45,881	Antero Resources Corp(a)	1,539,766
2,576	APA Corp	62,545
6,075	Baker Hughes Co	295,974
26,800	California Resources Corp	1,425,224
803	Cheniere Energy Inc	188,689
11,848	Chevron Corp	1,839,876
21,808	ConocoPhillips	2,062,819
4,351	Coterra Energy Inc	102,901
4,074	Devon Energy Corp	142,834
1,241	Diamondback Energy Inc	177,587
3,401	EOG Resources Inc	381,320
3,805	EQT Corp	207,106
1,340	Expand Energy Corp	142,362
57,214	Exxon Mobil Corp	6,450,879
694	First Solar Inc(a)	153,048
5,860	Halliburton Co	144,156
11,567	Kinder Morgan Inc	327,462
38,290	Kodiak Gas Services Inc	1,415,581
1,796	Marathon Petroleum Corp	346,161
4,614	Occidental Petroleum Corp	218,012
21,727	Oceaneering International Inc(a)	538,395
4,106	ONEOK Inc	299,615
2,448	Phillips 66	332,977
8,985	Schlumberger NV	308,815
46,059	Shell PLC	1,641,280
1,223	Targa Resources Corp	204,901
124	Texas Pacific Land Corp	115,771
13,023	Tidewater Inc(a)	694,517
10,781	Valero Energy Corp	1,835,573
30,410	Viper Energy Inc Class A	1,162,270
14,145	Weatherford International PLC	967,942

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Energy — (continued)
$ 7,583	Williams Cos Inc	$ 480,383
		26,206,741
Financial — 16.97%
2,971	Aflac Inc	331,861
14,227	Agree Realty Corp REIT	1,010,686
943	Alexandria Real Estate Equities Inc REIT	78,590
11,610	Allstate Corp	2,492,086
3,342	American Express Co	1,110,079
23,126	American International Group Inc	1,816,316
5,540	American Tower Corp REIT	1,065,453
551	Ameriprise Financial Inc	270,679
29,009	Ameris Bancorp	2,126,650
1,292	Aon PLC Class A	460,701
15,092	Apollo Global Management Inc	2,011,311
2,349	Arch Capital Group Ltd	213,125
1,541	Arthur J Gallagher & Co	477,309
19,394	Aspen Insurance Holdings Ltd Class A(a)	711,954
329	Assurant Inc	71,261
913	AvalonBay Communities Inc REIT	176,364
11,527	Bancorp Inc(a)	863,257
106,819	Bank of America Corp	5,510,792
4,436	Bank of New York Mellon Corp	483,347
11,785	Berkshire Hathaway Inc Class B(a)	5,924,791
2,323	Blackrock Inc	2,708,316
6,095	Blackstone Inc	1,041,331
1,828	Brown & Brown Inc	171,448
1,116	BXP Inc REIT	82,963
36,190	Cadence Bank	1,358,573
726	Camden Property Trust REIT	77,522
19,070	Capital One Financial Corp	4,053,901
659	Cboe Global Markets Inc	161,620
1,817	CBRE Group Inc Class A(a)	286,286
41,339	Charles Schwab Corp	3,946,634
2,251	Chubb Ltd	635,345
968	Cincinnati Financial Corp	153,041
64,291	Citigroup Inc	6,525,536
2,781	Citizens Financial Group Inc	147,838
9,311	CME Group Inc	2,515,739
1,380	Coinbase Global Inc Class A(a)	465,736
2,789	CoStar Group Inc(a)	235,308
2,806	Crown Castle Inc REIT	270,751
27,612	Curbline Properties Corp REIT	615,748
1,905	Digital Realty Trust Inc REIT	329,336
621	Equinix Inc REIT	486,392
2,233	Equity Residential REIT	144,542
158	Erie Indemnity Co Class A(b)	50,269
430	Essex Property Trust Inc REIT	115,094
274	Everest Group Ltd	95,963
1,332	Extra Space Storage Inc REIT	187,732
28,401	FB Financial Corp	1,583,072
9,558	Federal Agricultural Mortgage Corp Class C	1,605,553
Shares		Fair Value
Financial — (continued)
$ 391	Federal Realty Investment Trust REIT	$ 39,612
50,414	Fidelis Insurance Holdings Ltd	915,014
4,381	Fifth Third Bancorp	195,174
31,852	First Busey Corp	737,374
2,164	Franklin Resources Inc	50,053
400	Globe Life Inc	57,188
5,429	Goldman Sachs Group Inc	4,323,384
16,440	Hanmi Financial Corp	405,904
1,698	Hartford Insurance Group Inc	226,496
3,416	Healthpeak Properties Inc REIT	65,416
61,444	Home BancShares Inc	1,738,865
3,768	Host Hotels & Resorts Inc REIT	64,131
9,324	Huntington Bancshares Inc	161,025
2,820	Interactive Brokers Group Inc Class A	194,044
4,398	Intercontinental Exchange Inc	740,975
3,111	Invesco Ltd	71,366
3,565	Invitation Homes Inc REIT	104,561
1,875	Iron Mountain Inc REIT	191,137
22,481	JPMorgan Chase & Co	7,091,182
15,311	Kemper Corp	789,282
5,720	KeyCorp	106,907
3,401	Kimco Realty Corp REIT	74,312
4,790	KKR & Co Inc	622,461
1,017	Loews Corp	102,097
1,035	M&T Bank Corp	204,537
36,674	Marex Group PLC	1,232,980
3,095	Marsh & McLennan Cos Inc	623,735
8,448	Mastercard Inc Class A	4,805,307
10,224	McGrath RentCorp	1,199,275
3,436	MetLife Inc	283,023
841	Mid-America Apartment Communities Inc REIT	117,513
7,469	Morgan Stanley	1,187,272
2,909	Nasdaq Inc	257,301
1,230	Northern Trust Corp	165,558
44,209	Perella Weinberg Partners	942,536
12,705	PNC Financial Services Group Inc	2,552,816
18,600	Popular Inc	2,362,386
19,240	PotlatchDeltic Corp REIT	784,030
1,094	Principal Financial Group Inc	90,704
3,609	Progressive Corp	891,243
17,462	Prologis Inc REIT	1,999,748
21,810	Prosperity Bancshares Inc	1,447,093
2,251	Prudential Financial Inc	233,519
1,026	Public Storage REIT	296,360
1,128	Raymond James Financial Inc	194,693
5,723	Realty Income Corp REIT	347,901
1,103	Regency Centers Corp REIT	80,409
5,957	Regions Financial Corp	157,086
690	SBA Communications Corp REIT	133,411
1,939	Simon Property Group Inc REIT	363,892

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 26,542	Skyward Specialty Insurance Group Inc(a)	$ 1,262,338
15,300	SoFi Technologies Inc(a)	404,226
20,470	SouthState Bank Corp	2,023,869
30,554	STAG Industrial Inc REIT	1,078,251
8,345	State Street Corp	968,103
14,816	Stifel Financial Corp	1,681,172
2,354	Synchrony Financial	167,252
1,392	T Rowe Price Group Inc	142,875
1,354	Travelers Cos Inc	378,064
8,268	Truist Financial Corp	378,013
2,109	UDR Inc REIT	78,581
9,890	US Bancorp	477,984
3,064	Ventas Inc REIT	214,449
7,101	VICI Properties Inc REIT	231,564
11,145	Visa Inc Class A	3,804,680
26,614	Vornado Realty Trust REIT	1,078,665
1,784	W R Berkley Corp	136,690
19,721	Wells Fargo & Co	1,653,014
4,055	Welltower Inc REIT	722,358
18,966	Western Alliance Bancorp	1,644,731
4,407	Weyerhaeuser Co REIT	109,250
555	Willis Towers Watson PLC	191,725
14,029	Wintrust Financial Corp	1,858,001
		119,966,344
Industrial — 10.58%
9,053	3M Co	1,404,845
930	A O Smith Corp	68,271
49,426	Aebi Schmidt Holding AG	616,342
443	Allegion PLC	78,566
14,992	Amcor PLC	122,635
1,400	AMETEK Inc	263,200
11,062	Amphenol Corp Class A	1,368,922
17,295	Arcosa Inc	1,620,714
32,519	Atmus Filtration Technologies Inc	1,466,282
467	Axon Enterprise Inc(a)	335,138
12,728	Ball Corp	641,746
17,853	Bel Fuse Inc Class B	2,517,630
4,644	Boeing Co(a)	1,002,314
751	Builders FirstSource Inc(a)	91,059
5,056	Carrier Global Corp	301,843
2,884	Caterpillar Inc	1,376,101
30,579	CECO Environmental Corp(a)	1,565,645
955	Celestica Inc(a)	235,293
669	CH Robinson Worldwide Inc	88,576
4,443	Clean Harbors Inc(a)	1,031,753
18,816	CRH PLC	2,256,038
11,308	CSX Corp	401,547
2,058	Deere & Co	941,041
887	Dover Corp	147,978
2,511	Eaton Corp PLC	939,742
285	EMCOR Group Inc	185,119
3,342	Emerson Electric Co	438,404
838	Expeditors International of Washington Inc	102,730
9,293	FedEx Corp	2,191,382
Shares		Fair Value
Industrial — (continued)
$ 2,211	Fortive Corp	$ 108,317
1,007	Garmin Ltd	247,943
2,996	GE Vernova Inc	1,842,240
448	Generac Holdings Inc(a)	74,995
1,526	General Dynamics Corp	520,366
9,096	General Electric Co	2,736,259
20,901	Griffon Corp	1,591,611
11,951	Honeywell International Inc	2,515,685
2,482	Howmet Aerospace Inc	487,043
333	Hubbell Inc	143,293
201	Huntington Ingalls Industries Inc	57,870
430	IDEX Corp	69,987
1,590	Illinois Tool Works Inc	414,608
20,041	Ingersoll Rand Inc	1,655,787
19,959	International Seaways Inc	919,711
698	Jabil Inc	151,585
636	Jacobs Solutions Inc	95,311
457	JB Hunt Transport Services Inc	61,316
24,107	Johnson Controls International PLC	2,650,565
3,226	Kadant Inc	959,993
1,090	Keysight Technologies Inc(a)	190,663
20,972	Knife River Corp(a)	1,612,118
1,192	L3Harris Technologies Inc	364,049
203	Lennox International Inc	107,460
6,556	Limbach Holdings Inc(a)	636,719
1,265	Lockheed Martin Corp	631,501
362	Martin Marietta Materials Inc	228,161
1,262	Masco Corp	88,832
14,152	Mercury Systems Inc(a)	1,095,365
116	Mettler-Toledo International Inc(a)	142,403
378	Mohawk Industries Inc(a)	48,732
12,419	Moog Inc Class A	2,579,054
267	Nordson Corp	60,596
1,370	Norfolk Southern Corp	411,562
4,290	Northrop Grumman Corp	2,613,983
1,223	Old Dominion Freight Line Inc	172,174
14,342	Otis Worldwide Corp	1,311,289
533	Packaging Corp of America	116,157
785	Parker-Hannifin Corp	595,148
1,123	Pentair PLC	124,383
4,627	Powell Industries Inc(b)	1,410,356
1,287	Republic Services Inc	295,341
744	Rockwell Automation Inc	260,050
26,171	RTX Corp	4,379,193
3,387	Smurfit WestRock PLC	144,185
280	Snap-on Inc	97,028
935	Stanley Black & Decker Inc	69,498
12,294	TD SYNNEX Corp	2,013,142
1,775	TE Connectivity PLC	389,666
289	Teledyne Technologies Inc(a)	169,366
1,128	Textron Inc	95,305
1,872	Trane Technologies PLC	789,909
510	TransDigm Group Inc	672,190
34,845	TriMas Corp	1,346,411
1,409	Trimble Inc(a)	115,045
45,612	TTM Technologies Inc(a)	2,627,251

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
$ 12,090	UFP Industries Inc	$ 1,130,294
3,651	Union Pacific Corp	862,987
4,439	United Parcel Service Inc Class B	370,790
1,587	Veralto Corp	169,190
48,294	Vontier Corp	2,026,899
779	Vulcan Materials Co	239,636
2,208	Waste Management Inc	487,593
972	Westinghouse Air Brake Technologies Corp	194,857
1,599	Xylem Inc	235,852
		74,827,724
Technology — 24.17%
10,477	Accenture PLC Class A	2,583,628
2,572	Adobe Inc(a)	907,273
9,991	Advanced Micro Devices Inc(a)	1,616,444
869	Akamai Technologies Inc(a)	65,835
51,542	Amentum Holdings Inc(a)	1,234,431
3,054	Analog Devices Inc	750,368
110,480	Apple Inc	28,131,523
4,940	Applied Materials Inc	1,011,416
1,290	Autodesk Inc(a)	409,794
28,004	BILL Holdings Inc(a)	1,483,372
41,217	Broadcom Inc	13,597,901
715	Broadridge Financial Solutions Inc	170,292
1,674	Cadence Design Systems Inc(a)	588,009
2,473	Cloudflare Inc Class A(a)	530,681
2,997	Cognizant Technology Solutions Corp Class A	201,009
24,464	Concentrix Corp	1,129,014
22,797	Crane NXT Co(b)	1,528,995
2,266	Crowdstrike Holdings Inc Class A(a)	1,111,201
2,088	Datadog Inc Class A(a)	297,331
842	Dayforce Inc(a)	58,005
1,814	Dell Technologies Inc Class C	257,171
25,490	Donnelley Financial Solutions Inc(a)	1,310,951
1,470	Electronic Arts Inc	296,499
304	EPAM Systems Inc(a)	45,840
148	Fair Isaac Corp(a)	221,487
3,179	Fidelity National Information Services Inc	209,623
3,230	Fiserv Inc(a)	416,444
42,910	Five9 Inc(a)	1,038,422
4,016	Fortinet Inc(a)	337,665
479	Gartner Inc(a)	125,915
8,149	Hewlett Packard Enterprise Co	200,139
5,232	HP Inc	142,467
23,266	I3 Verticals Inc Class A(a)(b)	755,214
26,946	Intel Corp(a)	904,038
9,000	International Business Machines Corp	2,539,440
2,490	Intuit Inc	1,700,446
505	Jack Henry & Associates Inc	75,210
830	KLA Corp	895,238
Shares		Fair Value
Technology — (continued)
$ 33,657	Kyndryl Holdings Inc(a)	$ 1,010,720
8,121	Lam Research Corp	1,087,402
831	Leidos Holdings Inc	157,026
13,260	Marvell Technology Inc	1,114,768
3,387	Microchip Technology Inc	217,513
6,890	Micron Technology Inc	1,152,835
66,991	Microsoft Corp	34,697,988
304	Monolithic Power Systems Inc	279,875
501	MSCI Inc	284,272
82,022	NCR Voyix Corp(a)	1,029,376
1,363	NetApp Inc	161,461
192,508	NVIDIA Corp	35,918,141
1,584	NXP Semiconductors NV	360,724
2,172	ON Semiconductor Corp(a)	107,101
16,708	Oracle Corp	4,698,958
49,488	PagerDuty Inc(a)	817,542
19,062	Palantir Technologies Inc Class A(a)	3,477,290
2,001	Paychex Inc	253,647
260	Paycom Software Inc	54,116
746	PTC Inc(a)	151,453
13,422	QUALCOMM Inc	2,232,884
5,166	ROBLOX Corp Class A(a)	715,594
640	Roper Technologies Inc	319,162
5,885	Salesforce Inc	1,394,745
14,403	Seagate Technology Holdings PLC	3,399,972
1,896	ServiceNow Inc(a)	1,744,851
1,096	Skyworks Solutions Inc	84,370
771	Snowflake Inc(a)	173,899
3,500	Super Micro Computer Inc(a)	167,790
1,135	Synopsys Inc(a)	559,998
1,677	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	468,369
1,020	Take-Two Interactive Software Inc(a)	263,527
974	Teradyne Inc	134,061
5,558	Texas Instruments Inc	1,021,171
1,635	Twilio Inc Class A(a)	163,647
239	Tyler Technologies Inc(a)	125,035
23,397	V2X Inc(a)	1,359,132
2,065	Western Digital Corp	247,924
1,365	Workday Inc Class A(a)	328,597
303	Zebra Technologies Corp Class A(a)	90,040
		170,905,707
Utilities — 2.82%
5,305	AES Corp	69,814
1,518	Alliant Energy Corp	102,328
1,681	Ameren Corp	175,463
3,448	American Electric Power Co Inc	387,900
1,232	American Water Works Co Inc	171,482
894	Atmos Energy Corp	152,650
26,710	Avista Corp	1,009,905
3,682	CenterPoint Energy Inc	142,862

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Utilities — (continued)
$ 1,848	CMS Energy Corp	$ 135,384
2,330	Consolidated Edison Inc	234,212
1,897	Constellation Energy Corp	624,246
5,382	Dominion Energy Inc	329,217
1,346	DTE Energy Co	190,365
4,752	Duke Energy Corp	588,060
2,477	Edison International	136,929
2,776	Entergy Corp	258,695
1,211	Evergy Inc	92,060
2,244	Eversource Energy	159,638
5,991	Exelon Corp	269,655
3,293	FirstEnergy Corp	150,885
56,689	MDU Resources Group Inc	1,009,631
47,671	NextEra Energy Inc	3,598,684
2,857	NiSource Inc	123,708
12,574	NRG Energy Inc	2,036,359
12,467	PG&E Corp	188,002
885	Pinnacle West Capital Corp	79,349
44,341	PPL Corp	1,647,712
3,178	Public Service Enterprise Group Inc	265,236
4,202	Sempra	378,096
6,625	Southern Co	627,851
4,475	Talen Energy Corp(a)	1,903,576
45,199	UGI Corp	1,503,319
3,161	Vistra Corp	619,303
1,999	WEC Energy Group Inc	229,065
3,889	Xcel Energy Inc	313,648
		19,905,289
TOTAL COMMON STOCK — 97.62% (Cost $499,146,033)		$690,193,612
EQUITY EXCHANGE TRADED FUNDS
57,467	Vanguard Russell 2000 ETF(b)	5,621,422

EQUITY EXCHANGE TRADED FUNDS — 0.80% (Cost $5,671,286)		$5,621,422
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
4,273,019	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.09%(d)	$ 4,273,019
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.60% (Cost $4,273,019)		$4,273,019
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.12%
$ 851,200	U.S. Treasury Bills(e) 4.13%, 11/12/2025	847,117
TOTAL SHORT TERM INVESTMENTS — 0.12% (Cost $847,117)		$847,117
TOTAL INVESTMENTS — 99.14% (Cost $509,937,455)		$700,935,170
OTHER ASSETS & LIABILITIES, NET — 0.86%		$6,112,382
TOTAL NET ASSETS — 100.00%		$707,047,552

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of September 30, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2025.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: U.S. EQUITY FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
As of September 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P 500® Emini Futures	10	USD	3,369	Dec 2025	$47,655
				Net Appreciation	$47,655
As of September 30, 2025 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	107,198	EUR	90,900	12/17/2025	$1
BB	USD	641,895	GBP	473,600	12/17/2025	5,014
CGM	USD	264,404	EUR	224,200	12/17/2025	8
CGM	USD	14,367	GBP	10,600	12/17/2025	112
GS	USD	93,754	EUR	79,500	12/17/2025	0
GS	USD	52,859	GBP	39,000	12/17/2025	413
HSB	USD	330,679	EUR	280,400	12/17/2025	7
HSB	USD	233,258	GBP	172,100	12/17/2025	1,824
MS	USD	1,367,978	DKK	8,650,400	12/17/2025	302
MS	USD	348,507	GBP	257,000	12/17/2025	2,902
SSB	USD	198,200	EUR	168,100	12/17/2025	(38)
SSB	USD	51,259	GBP	37,800	12/17/2025	427
TD	USD	337,806	EUR	286,500	12/17/2025	(59)
TD	USD	976,520	GBP	720,100	12/17/2025	8,155
UBS	USD	114,721	EUR	97,300	12/17/2025	(24)
WES	USD	882,653	GBP	650,900	12/17/2025	7,345
					Net Appreciation	$26,389
Currency Abbreviations
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
Abbreviations
BB	Barclays Bank PLC
CGM	Citigroup Global Markets
GS	Goldman Sachs
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
TD	Toronto Dominion Bank
UBS	UBS AG
WES	Westpac Banking
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are

September 30, 2025

reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Rights	Exchange traded close price, bids and evaluated bids
Exchange Traded Funds	Exchange traded close price
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
Interest Rate Swaps	Interest rate curves, SOFR curves, reported trades and swap curves
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, SOFR/OIS curves, reported trades, and swap curves
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 30, 2025

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2025, the inputs used to value each Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Empower Core Strategies: Flexible Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$149,244,815	$—	$149,244,815
Bank Loans	—	33,387,026	—	33,387,026
Corporate Bonds and Notes	—	333,999,151	—	333,999,151
Convertible Bonds	—	8,623,038	—	8,623,038
Foreign Government Bonds and Notes	—	56,983,561	—	56,983,561
Mortgage-Backed Securities	—	368,463,320	—	368,463,320
U.S. Government Agency Bonds and Notes	—	11,763,623	—	11,763,623
U.S. Treasury Bonds and Notes	—	340,401,390	—	340,401,390
Common Stock
Communications	688,766	—	—	688,766
Consumer, Non-cyclical	2,538,570	—	—	2,538,570
Financial	3,813	18,558	—	22,371
Industrial	365,048	—	—	365,048
	3,596,197	18,558	—	3,614,755
Convertible Preferred Stock	—	101,731	—	101,731
Preferred Stock	—	1,132,300	—	1,132,300
Government Money Market Mutual Funds	14,954,139	—	—	14,954,139
Short Term Investments	—	41,843,414	—	41,843,414
Total investments, at fair value:	18,550,336	1,345,961,927	—	1,364,512,263
Other Financial Investments:
Futures Contracts(a)	790,422	—	—	790,422
Total Assets	$19,340,758	$1,345,961,927	$—	$1,365,302,685
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(6,695)	—	(6,695)
Futures Contracts(a)	$(2,399,311)	$—	$—	$(2,399,311)
Total Liabilities	$(2,399,311)	$(6,695)	$—	$(2,406,006)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

September 30, 2025

Empower Core Strategies: Inflation-Protected Securities Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$33,404,332	$—	$33,404,332
Corporate Bonds and Notes	—	14,776,389	—	14,776,389
Mortgage-Backed Securities	—	32,377,491	—	32,377,491
U.S. Treasury Bonds and Notes	—	435,371,805	—	435,371,805
Government Money Market Mutual Funds	160,500	—	—	160,500
Total investments, at fair value:	160,500	515,930,017	—	516,090,517
Other Financial Investments:
Futures Contracts(a)	232,128	—	—	232,128
Interest Rate Swaps(a)	—	867,606	—	867,606
Inflation Swaps(a)	—	123,755	—	123,755
Total Assets	$392,628	$516,921,378	$—	$517,314,006
Liabilities
Other Financial Investments:
Futures Contracts(a)	$(379,399)	$—	$—	$(379,399)
Interest Rate Swaps(a)	—	(613,503)	—	(613,503)
Total Liabilities	$(379,399)	$(613,503)	$—	$(992,902)
(a)	Futures Contracts, Interest Rate Swaps and Inflation Swaps are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

September 30, 2025

Empower Core Strategies: International Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$360,375	$41,087,148	$—	$41,447,523
Communications	5,455,030	55,917,627	—	61,372,657
Consumer, Cyclical	14,662,003	155,556,389	—	170,218,392
Consumer, Non-cyclical	2,061,448	200,902,405	20	202,963,873
Diversified	245,520	—	—	245,520
Energy	—	34,103,683	—	34,103,683
Financial	16,640,198	258,995,939	—	275,636,137
Industrial	1,217,093	161,547,981	—	162,765,074
Technology	26,020,490	66,697,463	—	92,717,953
Utilities	2,227,871	24,112,768	—	26,340,639
	68,890,028	998,921,403	20	1,067,811,451
Preferred Stock	—	2,141,664	—	2,141,664
Rights
Communications	—	3	—	3
Financial	906	—	—	906
Utilities	68,487	—	—	68,487
	69,393	3	—	69,396
Short Term Investments	—	4,317,424	—	4,317,424
Total investments, at fair value:	68,959,421	1,005,380,494	20	1,074,339,935
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	5,482	—	5,482
Futures Contracts(a)	144,249	—	—	144,249
Total Assets	$69,103,670	$1,005,385,976	$20	$1,074,489,666
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(10,564)	—	(10,564)
Total Liabilities	$—	$(10,564)	$—	$(10,564)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

September 30, 2025

Empower Core Strategies: U.S. Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$12,069,530	$—	$—	$12,069,530
Communications	93,996,529	—	—	93,996,529
Consumer, Cyclical	68,168,402	—	—	68,168,402
Consumer, Non-cyclical	102,371,641	1,775,705	—	104,147,346
Energy	24,565,461	1,641,280	—	26,206,741
Financial	119,966,344	—	—	119,966,344
Industrial	74,827,724	—	—	74,827,724
Technology	170,905,707	—	—	170,905,707
Utilities	19,905,289	—	—	19,905,289
	686,776,627	3,416,985	—	690,193,612
Equity Exchange Traded Funds	5,621,422	—	—	5,621,422
Government Money Market Mutual Funds	4,273,019	—	—	4,273,019
Short Term Investments	—	847,117	—	847,117
Total investments, at fair value:	696,671,068	4,264,102	—	700,935,170
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	26,510	—	26,510
Futures Contracts(a)	47,655	—	—	47,655
Total Assets	$696,718,723	$4,290,612	$—	$701,009,335
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(121)	—	(121)
Total Liabilities	$—	$(121)	$—	$(121)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities ("TIPS") the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount.
Futures Contracts
A Fund may use futures contracts in order to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure.  A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

September 30, 2025

Interest Rate Swaps
A Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the SOFR, prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the OTC market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).
A Fund may enter into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate.  Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap.
Inflation Swaps
A Fund may enter into inflation swap contracts in order to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index ("CPI") with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the OTC market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). Inflation swaps are reported in a table following the Schedule of Investments.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Core Strategies: Flexible Bond Fund
Futures Contracts:
Average long contracts	3,907
Average short contracts	1,183
Average notional long	$471,297,846
Average notional short	$138,052,519
Forward Currency Exchange Contracts:
Average notional amount	$2,507,088
Empower Core Strategies: Inflation-Protected Securities Fund
Futures Contracts:
Average long contracts	1,006
Average short contracts	457
Average notional long	$136,290,053
Average notional short	$61,459,515
Centrally Cleared Interest Rate Swaps:
Average notional amount	$322,161,800
Centrally Cleared Inflation Swaps:
Average notional amount	$32,500,000

September 30, 2025

Empower Core Strategies: International Equity Fund
Futures Contracts:
Average long contracts	104
Average notional long	$13,195,520
Forward Currency Exchange Contracts:
Average notional amount	$2,203,753
Empower Core Strategies: U.S. Equity Fund
Futures Contracts:
Average long contracts	24
Average notional long	$7,168,960
Forward Currency Exchange Contracts:
Average notional amount	$6,704,704

September 30, 2025